Schedule III Real Estate and Accumulated Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 757,579,000
Initial Cost Land	1,887,640,000
Initial Cost Buildings and Fixtures	10,017,389,000
Gross Amount, Land	1,893,702,000
Gross Amount, Buildings and Fixtures	11,398,337,000
Total	13,292,039,000	$ 12,972,170,000	$ 8,215,768,000	$ 8,069,395,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Cost of Investment in Real Estate Sold	123,861,000	355,764,000	330,340,000
Accumulated Depreciation	(2,075,071,000)	(1,674,801,000)	(1,499,213,000)	$ (1,373,678,000)
Net	11,216,968,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Other Acquisition	127,710,000	4,961,140,000	316,151,000
Capital Leased Assets, Gross	1,488,000	51,588,000	4,438,000
Real Estate, Improvements and Developments	322,829,000	202,614,000	165,000,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation, Depreciation Expense	463,590,000	314,076,000	289,177,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation, Investment in Real Estate Sold	63,320,000	138,488,000	163,642,000
Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,062,000
Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,380,948,000
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Total	5,321,000	0	0
Real Estate Investment Property, Accumulated Depreciation	0	$ 0	$ 0
Total Residential Properties
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	757,579,000
Initial Cost Land	1,764,973,000
Initial Cost Buildings and Fixtures	9,805,837,000
Gross Amount, Land	1,770,118,000
Gross Amount, Buildings and Fixtures	11,064,136,000
Total	12,834,254,000
Accumulated Depreciation	(2,044,805,000)
Net	10,789,449,000
Total Residential Properties | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	920,000
Initial Cost Buildings and Fixtures	24,097,000
Gross Amount, Land	920,000
Gross Amount, Buildings and Fixtures	29,555,000
Total	30,475,000
Accumulated Depreciation	(5,278,000)
Net	$ 25,197,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Colonial Grand at Quarterdeck [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Quarterdeck [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,571,000
Initial Cost Buildings and Fixtures	20,091,000
Gross Amount, Land	4,571,000
Gross Amount, Buildings and Fixtures	22,805,000
Total	27,376,000
Accumulated Depreciation	(4,917,000)
Net	$ 22,459,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Colonial Village at Westchase [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Westchase [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,200,000
Initial Cost Buildings and Fixtures	28,682,000
Gross Amount, Land	5,200,000
Gross Amount, Buildings and Fixtures	29,169,000
Total	34,369,000
Accumulated Depreciation	(3,074,000)
Net	$ 31,295,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | River's Walk [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | River's Walk [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | 1201 Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,929,000
Initial Cost Buildings and Fixtures	57,885,000
Gross Amount, Land	11,929,000
Gross Amount, Buildings and Fixtures	58,355,000
Total	70,284,000
Accumulated Depreciation	(1,841,000)
Net	$ 68,443,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	910,000
Initial Cost Buildings and Fixtures	8,207,000
Gross Amount, Land	910,000
Gross Amount, Buildings and Fixtures	11,603,000
Total	12,513,000
Accumulated Depreciation	(8,360,000)
Net	$ 4,153,000
Date of Construction	Dec. 31, 1992
Total Residential Properties | Fairways [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Fairways [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,840,000
Initial Cost Buildings and Fixtures	16,560,000
Gross Amount, Land	1,840,000
Gross Amount, Buildings and Fixtures	21,183,000
Total	23,023,000
Accumulated Depreciation	(13,619,000)
Net	$ 9,404,000
Date of Construction	Dec. 31, 1991
Total Residential Properties | Paddock Club Columbia [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Columbia [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,321,000
Initial Cost Buildings and Fixtures	14,163,000
Gross Amount, Land	1,321,000
Gross Amount, Buildings and Fixtures	16,600,000
Total	17,921,000
Accumulated Depreciation	(3,543,000)
Net	$ 14,378,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Colonial Village at Windsor Place [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Windsor Place [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	482,000
Initial Cost Buildings and Fixtures	4,337,000
Gross Amount, Land	482,000
Gross Amount, Buildings and Fixtures	7,057,000
Total	7,539,000
Accumulated Depreciation	(4,598,000)
Net	$ 2,941,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Highland Ridge [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Highland Ridge [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,304,000
Initial Cost Buildings and Fixtures	11,740,000
Gross Amount, Land	1,304,000
Gross Amount, Buildings and Fixtures	15,294,000
Total	16,598,000
Accumulated Depreciation	(10,353,000)
Net	$ 6,245,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Howell Commons [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Howell Commons [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,200,000
Initial Cost Buildings and Fixtures	10,800,000
Gross Amount, Land	1,200,000
Gross Amount, Buildings and Fixtures	12,803,000
Total	14,003,000
Accumulated Depreciation	(8,381,000)
Net	$ 5,622,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Paddock Club Greenville [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Greenville [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	325,000
Initial Cost Buildings and Fixtures	2,925,000
Gross Amount, Land	360,000
Gross Amount, Buildings and Fixtures	7,438,000
Total	7,798,000
Accumulated Depreciation	(5,403,000)
Net	$ 2,395,000
Date of Construction	Dec. 31, 1983
Total Residential Properties | Park Haywood [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park Haywood [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	597,000
Initial Cost Buildings and Fixtures	5,374,000
Gross Amount, Land	583,000
Gross Amount, Buildings and Fixtures	8,408,000
Total	8,991,000
Accumulated Depreciation	(5,861,000)
Net	$ 3,130,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Spring Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Spring Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Innovation Apartment Homes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,437,000
Initial Cost Buildings and Fixtures	52,026,000
Gross Amount, Land	4,437,000
Gross Amount, Buildings and Fixtures	53,024,000
Total	57,461,000
Accumulated Depreciation	(2,272,000)
Net	$ 55,189,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,085,000
Initial Cost Buildings and Fixtures	7,269,000
Gross Amount, Land	1,097,000
Gross Amount, Buildings and Fixtures	13,631,000
Total	14,728,000
Accumulated Depreciation	(8,793,000)
Net	$ 5,935,000
Date of Construction	Dec. 31, 1988
Total Residential Properties | Runaway Bay [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Runaway Bay [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Acklen West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	12,761,000
Initial Cost Buildings and Fixtures	58,906,000
Gross Amount, Land	12,761,000
Gross Amount, Buildings and Fixtures	58,928,000
Total	71,689,000
Accumulated Depreciation	0
Net	$ 71,689,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	427,000
Initial Cost Buildings and Fixtures	3,853,000
Gross Amount, Land	427,000
Gross Amount, Buildings and Fixtures	6,972,000
Total	7,399,000
Accumulated Depreciation	(5,131,000)
Net	$ 2,268,000
Date of Construction	Dec. 31, 1980
Total Residential Properties | Tanglewood [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Tanglewood [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Corners [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Corners [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Birchall at Ross Bridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,640,000
Initial Cost Buildings and Fixtures	28,842,000
Gross Amount, Land	2,640,000
Gross Amount, Buildings and Fixtures	30,096,000
Total	32,736,000
Accumulated Depreciation	(6,688,000)
Net	$ 26,048,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Birchall at Ross Bridge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Birchall at Ross Bridge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Riverchase Trails
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,761,000
Initial Cost Buildings and Fixtures	22,079,000
Gross Amount, Land	3,761,000
Gross Amount, Buildings and Fixtures	25,340,000
Total	29,101,000
Accumulated Depreciation	(5,289,000)
Net	$ 23,812,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Colonial Grand at Riverchase Trails | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Riverchase Trails | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Trussville
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,402,000
Initial Cost Buildings and Fixtures	31,813,000
Gross Amount, Land	3,402,000
Gross Amount, Buildings and Fixtures	34,097,000
Total	37,499,000
Accumulated Depreciation	(6,552,000)
Net	$ 30,947,000
Total Residential Properties | Colonial Village at Trussville | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Trussville | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Eagle Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	851,000
Initial Cost Buildings and Fixtures	7,667,000
Gross Amount, Land	851,000
Gross Amount, Buildings and Fixtures	11,563,000
Total	12,414,000
Accumulated Depreciation	(7,362,000)
Net	$ 5,052,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Eagle Ridge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Eagle Ridge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Traditions
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,211,000
Initial Cost Buildings and Fixtures	25,162,000
Gross Amount, Land	3,211,000
Gross Amount, Buildings and Fixtures	27,268,000
Total	30,479,000
Accumulated Depreciation	(5,623,000)
Net	$ 24,856,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Colonial Grand at Traditions | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Traditions | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Abbington Place [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Abbington Place [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Edgewater
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,943,000
Initial Cost Buildings and Fixtures	38,673,000
Gross Amount, Land	4,943,000
Gross Amount, Buildings and Fixtures	42,964,000
Total	47,907,000
Accumulated Depreciation	(7,608,000)
Net	$ 40,299,000
Date of Construction	Dec. 31, 1990
Total Residential Properties | Colonial Grand at Edgewater | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Edgewater | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Huntsville
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	909,000
Initial Cost Buildings and Fixtures	10,152,000
Gross Amount, Land	1,739,000
Gross Amount, Buildings and Fixtures	23,969,000
Total	25,708,000
Accumulated Depreciation	(13,490,000)
Net	$ 12,218,000
Date of Construction	Dec. 31, 1993
Total Residential Properties | Paddock Club Huntsville | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Huntsville | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Madison
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,601,000
Initial Cost Buildings and Fixtures	28,934,000
Gross Amount, Land	3,601,000
Gross Amount, Buildings and Fixtures	30,347,000
Total	33,948,000
Accumulated Depreciation	(5,973,000)
Net	$ 27,975,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Grand at Madison | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Madison | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Montgomery [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Montgomery [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cypress Village at Cypress Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,290,000
Initial Cost Buildings and Fixtures	12,238,000
Gross Amount, Land	1,290,000
Gross Amount, Buildings and Fixtures	13,826,000
Total	15,116,000
Accumulated Depreciation	(2,472,000)
Net	$ 12,644,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Cypress Village at Cypress Village | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cypress Village at Cypress Village | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Liberty Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 16,404,000
Initial Cost Land	3,922,000
Initial Cost Buildings and Fixtures	30,977,000
Gross Amount, Land	3,922,000
Gross Amount, Buildings and Fixtures	35,541,000
Total	39,463,000
Accumulated Depreciation	(6,857,000)
Net	$ 32,606,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Grand at Liberty Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Liberty Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at OldTown Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,820,000
Initial Cost Buildings and Fixtures	51,627,000
Gross Amount, Land	7,820,000
Gross Amount, Buildings and Fixtures	56,041,000
Total	63,861,000
Accumulated Depreciation	(10,256,000)
Net	$ 53,605,000
Total Residential Properties | Colonial Grand at OldTown Scottsdale [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at OldTown Scottsdale [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,026,000
Initial Cost Buildings and Fixtures	9,244,000
Gross Amount, Land	1,026,000
Gross Amount, Buildings and Fixtures	16,985,000
Total	18,011,000
Accumulated Depreciation	(11,422,000)
Net	$ 6,589,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Calais Forest [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Calais Forest [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	0
Initial Cost Buildings and Fixtures	55,748,000
Gross Amount, Land	0
Gross Amount, Buildings and Fixtures	56,924,000
Total	56,924,000
Accumulated Depreciation	(3,827,000)
Net	$ 53,097,000
Date of Construction	Dec. 31, 2014
Total Residential Properties | SkySong [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | SkySong [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	960,000
Initial Cost Buildings and Fixtures	8,642,000
Gross Amount, Land	960,000
Gross Amount, Buildings and Fixtures	14,003,000
Total	14,963,000
Accumulated Depreciation	(9,166,000)
Net	$ 5,797,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Napa Valley [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Napa Valley [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,560,000
Initial Cost Buildings and Fixtures	25,234,000
Gross Amount, Land	2,560,000
Gross Amount, Buildings and Fixtures	28,629,000
Total	31,189,000
Accumulated Depreciation	(6,366,000)
Net	$ 24,823,000
Date of Construction	Dec. 31, 2006
Total Residential Properties | Palisades At Chenal Valley [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Palisades At Chenal Valley [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Ridge at Chenal Valley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,626,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	2,626,000
Gross Amount, Buildings and Fixtures	27,537,000
Total	30,163,000
Accumulated Depreciation	(3,935,000)
Net	$ 26,228,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Ridge at Chenal Valley | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Ridge at Chenal Valley | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Westside Creek I & II
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,271,000
Initial Cost Buildings and Fixtures	11,463,000
Gross Amount, Land	1,271,000
Gross Amount, Buildings and Fixtures	19,748,000
Total	21,019,000
Accumulated Depreciation	(12,205,000)
Net	$ 8,814,000
Total Residential Properties | Westside Creek I & II | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Westside Creek I & II | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Edge at Lyon's Gate
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,901,000
Initial Cost Buildings and Fixtures	27,182,000
Gross Amount, Land	7,901,000
Gross Amount, Buildings and Fixtures	29,537,000
Total	37,438,000
Accumulated Depreciation	(9,643,000)
Net	$ 27,795,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Edge at Lyon's Gate | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Edge at Lyon's Gate | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Residences at Fountainhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	12,212,000
Initial Cost Buildings and Fixtures	56,705,000
Gross Amount, Land	12,212,000
Gross Amount, Buildings and Fixtures	57,502,000
Total	69,714,000
Accumulated Depreciation	(2,683,000)
Net	$ 67,031,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Sky View Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,668,000
Initial Cost Buildings and Fixtures	14,577,000
Gross Amount, Land	2,668,000
Gross Amount, Buildings and Fixtures	16,756,000
Total	19,424,000
Accumulated Depreciation	(5,147,000)
Net	$ 14,277,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Sky View Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Sky View Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Talus Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	12,741,000
Initial Cost Buildings and Fixtures	47,701,000
Gross Amount, Land	12,741,000
Gross Amount, Buildings and Fixtures	50,459,000
Total	63,200,000
Accumulated Depreciation	(19,329,000)
Net	$ 43,871,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Talus Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Talus Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Inverness Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,219,000
Initial Cost Buildings and Fixtures	26,255,000
Gross Amount, Land	4,219,000
Gross Amount, Buildings and Fixtures	27,664,000
Total	31,883,000
Accumulated Depreciation	(5,232,000)
Net	$ 26,651,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Colonial Grand at Inverness Commons | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Inverness Commons | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Scottsdale
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,612,000
Initial Cost Buildings and Fixtures	20,273,000
Gross Amount, Land	3,612,000
Gross Amount, Buildings and Fixtures	22,207,000
Total	25,819,000
Accumulated Depreciation	(4,217,000)
Net	$ 21,602,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Grand at Scottsdale | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Scottsdale | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Tiffany Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,024,000
Initial Cost Buildings and Fixtures	9,219,000
Gross Amount, Land	1,024,000
Gross Amount, Buildings and Fixtures	14,608,000
Total	15,632,000
Accumulated Depreciation	(9,658,000)
Net	$ 5,974,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Tiffany Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Tiffany Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Indigo Point
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,167,000
Initial Cost Buildings and Fixtures	10,500,000
Gross Amount, Land	1,167,000
Gross Amount, Buildings and Fixtures	14,014,000
Total	15,181,000
Accumulated Depreciation	(8,515,000)
Net	$ 6,666,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Indigo Point | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Indigo Point | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Brandon
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,896,000
Initial Cost Buildings and Fixtures	26,111,000
Gross Amount, Land	2,896,000
Gross Amount, Buildings and Fixtures	32,303,000
Total	35,199,000
Accumulated Depreciation	(19,400,000)
Net	$ 15,799,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Paddock Club Brandon | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Brandon | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,980,000
Initial Cost Buildings and Fixtures	40,230,000
Gross Amount, Land	2,980,000
Gross Amount, Buildings and Fixtures	43,302,000
Total	46,282,000
Accumulated Depreciation	(7,910,000)
Net	$ 38,372,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Grand at Lakewood Ranch [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Lakewood Ranch [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Preserve at Coral Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	9,600,000
Initial Cost Buildings and Fixtures	40,004,000
Gross Amount, Land	9,600,000
Gross Amount, Buildings and Fixtures	49,179,000
Total	58,779,000
Accumulated Depreciation	(22,555,000)
Net	$ 36,224,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Preserve at Coral Square | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Preserve at Coral Square | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Gainesville
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,800,000
Initial Cost Buildings and Fixtures	15,879,000
Gross Amount, Land	1,800,000
Gross Amount, Buildings and Fixtures	20,568,000
Total	22,368,000
Accumulated Depreciation	(9,467,000)
Net	$ 12,901,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Paddock Club Gainesville | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Gainesville | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | The Retreat at Magnolia Parke
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,040,000
Initial Cost Buildings and Fixtures	16,338,000
Gross Amount, Land	2,040,000
Gross Amount, Buildings and Fixtures	17,083,000
Total	19,123,000
Accumulated Depreciation	(3,920,000)
Net	$ 15,203,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | The Retreat at Magnolia Parke | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | The Retreat at Magnolia Parke | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Heathrow
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,310,000
Initial Cost Land	4,101,000
Initial Cost Buildings and Fixtures	35,684,000
Gross Amount, Land	4,101,000
Gross Amount, Buildings and Fixtures	38,351,000
Total	42,452,000
Accumulated Depreciation	(7,306,000)
Net	$ 35,146,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Heathrow | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Heathrow | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,000,000
Initial Cost Buildings and Fixtures	19,495,000
Gross Amount, Land	4,000,000
Gross Amount, Buildings and Fixtures	21,041,000
Total	25,041,000
Accumulated Depreciation	(5,022,000)
Net	$ 20,019,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Atlantic Crossing | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Atlantic Crossing | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cooper's Hawk
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	854,000
Initial Cost Buildings and Fixtures	7,500,000
Gross Amount, Land	854,000
Gross Amount, Buildings and Fixtures	10,994,000
Total	11,848,000
Accumulated Depreciation	(7,952,000)
Net	$ 3,896,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Cooper's Hawk | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cooper's Hawk | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hunter's Ridge at Deerwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,533,000
Initial Cost Buildings and Fixtures	13,835,000
Gross Amount, Land	1,533,000
Gross Amount, Buildings and Fixtures	19,204,000
Total	20,737,000
Accumulated Depreciation	(12,455,000)
Net	$ 8,282,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Hunter's Ridge at Deerwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hunter's Ridge at Deerwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lakeside
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,430,000
Initial Cost Buildings and Fixtures	12,883,000
Gross Amount, Land	1,430,000
Gross Amount, Buildings and Fixtures	20,976,000
Total	22,406,000
Accumulated Depreciation	(14,894,000)
Net	$ 7,512,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Lakeside | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lakeside | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,047,000
Initial Cost Buildings and Fixtures	35,052,000
Gross Amount, Land	4,047,000
Gross Amount, Buildings and Fixtures	40,222,000
Total	44,269,000
Accumulated Depreciation	(19,570,000)
Net	$ 24,699,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Lighthouse at Fleming Island | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lighthouse at Fleming Island | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Mandarin
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,411,000
Initial Cost Buildings and Fixtures	14,967,000
Gross Amount, Land	1,411,000
Gross Amount, Buildings and Fixtures	17,891,000
Total	19,302,000
Accumulated Depreciation	(8,887,000)
Net	$ 10,415,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Paddock Club Mandarin | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Mandarin | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | St Augustine
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,857,000
Initial Cost Buildings and Fixtures	6,475,000
Gross Amount, Land	2,857,000
Gross Amount, Buildings and Fixtures	26,159,000
Total	29,016,000
Accumulated Depreciation	(12,327,000)
Net	$ 16,689,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | St Augustine | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | St Augustine | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | St Augustine II
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	0
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	0
Gross Amount, Buildings and Fixtures	2,000
Total	2,000
Accumulated Depreciation	(1,000)
Net	$ 1,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | St Augustine II | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | St Augustine II | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Tattersall at Tapestry Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,417,000
Initial Cost Buildings and Fixtures	36,069,000
Gross Amount, Land	6,417,000
Gross Amount, Buildings and Fixtures	37,125,000
Total	43,542,000
Accumulated Depreciation	(8,354,000)
Net	$ 35,188,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Tattersall at Tapestry Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Tattersall at Tapestry Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Woodhollow
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,686,000
Initial Cost Buildings and Fixtures	15,179,000
Gross Amount, Land	1,678,000
Gross Amount, Buildings and Fixtures	23,974,000
Total	25,652,000
Accumulated Depreciation	(16,277,000)
Net	$ 9,375,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Woodhollow | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Woodhollow | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Lakeland [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Lakeland [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Lake Mary
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,346,000
Initial Cost Buildings and Fixtures	41,539,000
Gross Amount, Land	6,346,000
Gross Amount, Buildings and Fixtures	64,646,000
Total	70,992,000
Accumulated Depreciation	(9,528,000)
Net	$ 61,464,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Colonial Grand at Lake Mary | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Lake Mary | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Town Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,742,000
Initial Cost Buildings and Fixtures	56,562,000
Gross Amount, Land	5,742,000
Gross Amount, Buildings and Fixtures	60,017,000
Total	65,759,000
Accumulated Depreciation	(11,755,000)
Net	$ 54,004,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Grand at Town Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Town Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Town Park Reserve
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,481,000
Initial Cost Buildings and Fixtures	10,311,000
Gross Amount, Land	3,481,000
Gross Amount, Buildings and Fixtures	10,664,000
Total	14,145,000
Accumulated Depreciation	(2,132,000)
Net	$ 12,013,000
Date of Construction	Dec. 31, 2004
Total Residential Properties | Colonial Grand at Town Park Reserve | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Town Park Reserve | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Retreat at Lake Nona
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,880,000
Initial Cost Buildings and Fixtures	41,175,000
Gross Amount, Land	7,880,000
Gross Amount, Buildings and Fixtures	44,883,000
Total	52,763,000
Accumulated Depreciation	(8,533,000)
Net	$ 44,230,000
Date of Construction	Dec. 31, 2006
Total Residential Properties | Retreat at Lake Nona | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Retreat at Lake Nona | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Heather Glen
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,662,000
Initial Cost Buildings and Fixtures	56,988,000
Gross Amount, Land	4,662,000
Gross Amount, Buildings and Fixtures	61,416,000
Total	66,078,000
Accumulated Depreciation	(11,119,000)
Net	$ 54,959,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Grand at Heather Glen | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Heather Glen | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | The Club at Panama Beach
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	898,000
Initial Cost Buildings and Fixtures	14,276,000
Gross Amount, Land	893,000
Gross Amount, Buildings and Fixtures	18,228,000
Total	19,121,000
Accumulated Depreciation	(9,868,000)
Net	$ 9,253,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | The Club at Panama Beach | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | The Club at Panama Beach | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Twin Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 23,246,000
Initial Cost Land	3,091,000
Initial Cost Buildings and Fixtures	47,793,000
Gross Amount, Land	3,091,000
Gross Amount, Buildings and Fixtures	49,570,000
Total	52,661,000
Accumulated Depreciation	(9,338,000)
Net	$ 43,323,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Village at Twin Lakes | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Twin Lakes | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Paddock Club Tallahassee
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	530,000
Initial Cost Buildings and Fixtures	4,805,000
Gross Amount, Land	1,480,000
Gross Amount, Buildings and Fixtures	19,263,000
Total	20,743,000
Accumulated Depreciation	(12,330,000)
Net	$ 8,413,000
Date of Construction	Dec. 31, 1992
Total Residential Properties | Paddock Club Tallahassee | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Tallahassee | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,600,000
Initial Cost Buildings and Fixtures	25,914,000
Gross Amount, Land	3,600,000
Gross Amount, Buildings and Fixtures	26,645,000
Total	30,245,000
Accumulated Depreciation	(3,219,000)
Net	$ 27,026,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Verandas at Southwood [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Verandas at Southwood [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Belmere
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	852,000
Initial Cost Buildings and Fixtures	7,667,000
Gross Amount, Land	852,000
Gross Amount, Buildings and Fixtures	14,392,000
Total	15,244,000
Accumulated Depreciation	(9,850,000)
Net	$ 5,394,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Belmere | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Belmere | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Links at Carrollwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	817,000
Initial Cost Buildings and Fixtures	7,355,000
Cost Capitalized subsequent to Acquisition	5,168,000
Gross Amount, Land	927,000
Gross Amount, Buildings and Fixtures	12,523,000
Total	13,450,000
Accumulated Depreciation	(7,945,000)
Net	$ 5,505,000
Date of Construction	Dec. 31, 1980
Total Residential Properties | Links at Carrollwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Links at Carrollwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Bay at Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,541,000
Initial Cost Buildings and Fixtures	28,381,000
Cost Capitalized subsequent to Acquisition	366,000
Gross Amount, Land	4,541,000
Gross Amount, Buildings and Fixtures	28,747,000
Total	33,288,000
Accumulated Depreciation	(1,197,000)
Net	$ 32,091,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Post Harbour Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	16,296,000
Initial Cost Buildings and Fixtures	116,193,000
Cost Capitalized subsequent to Acquisition	2,031,000
Gross Amount, Land	16,296,000
Gross Amount, Buildings and Fixtures	118,224,000
Total	134,520,000
Accumulated Depreciation	(5,209,000)
Net	$ 129,311,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Post Hyde Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 42,050,000
Initial Cost Land	16,891,000
Initial Cost Buildings and Fixtures	95,259,000
Cost Capitalized subsequent to Acquisition	975,000
Gross Amount, Land	16,891,000
Gross Amount, Buildings and Fixtures	96,234,000
Total	113,125,000
Accumulated Depreciation	(4,263,000)
Net	$ 108,862,000
Date of Construction	Dec. 31, 1994
Total Residential Properties | Post Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	35,260,000
Initial Cost Buildings and Fixtures	153,102,000
Cost Capitalized subsequent to Acquisition	2,994,000
Gross Amount, Land	35,260,000
Gross Amount, Buildings and Fixtures	156,096,000
Total	191,356,000
Accumulated Depreciation	(6,618,000)
Net	184,738,000
Total Residential Properties | Post Soho Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	5,190,000
Initial Cost Buildings and Fixtures	56,296,000
Cost Capitalized subsequent to Acquisition	96,000
Gross Amount, Land	5,190,000
Gross Amount, Buildings and Fixtures	56,392,000
Total	61,582,000
Accumulated Depreciation	(2,224,000)
Net	$ 59,358,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Village Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,738,000
Initial Cost Buildings and Fixtures	19,055,000
Gross Amount, Land	2,891,000
Gross Amount, Buildings and Fixtures	21,389,000
Total	24,280,000
Accumulated Depreciation	(6,969,000)
Net	$ 17,311,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Village Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Village Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Hampton Preserve
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,233,000
Initial Cost Buildings and Fixtures	69,535,000
Gross Amount, Land	6,233,000
Gross Amount, Buildings and Fixtures	70,799,000
Total	77,032,000
Accumulated Depreciation	(12,363,000)
Net	$ 64,669,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Colonial Grand at Hampton Preserve | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Hampton Preserve | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Seven Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,051,000
Initial Cost Buildings and Fixtures	42,768,000
Gross Amount, Land	3,051,000
Gross Amount, Buildings and Fixtures	44,647,000
Total	47,698,000
Accumulated Depreciation	(7,910,000)
Net	$ 39,788,000
Date of Construction	Dec. 31, 2004
Total Residential Properties | Colonial Grand at Seven Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Seven Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Windermere
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,711,000
Initial Cost Buildings and Fixtures	36,710,000
Gross Amount, Land	2,711,000
Gross Amount, Buildings and Fixtures	37,733,000
Total	40,444,000
Accumulated Depreciation	(6,520,000)
Net	$ 33,924,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Colonial Grand at Windermere | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Windermere | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park Crest At Innisbrook
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 27,159,000
Initial Cost Land	6,900,000
Initial Cost Buildings and Fixtures	26,613,000
Gross Amount, Land	6,900,000
Gross Amount, Buildings and Fixtures	28,842,000
Total	35,742,000
Accumulated Depreciation	(9,123,000)
Net	$ 26,619,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Park Crest At Innisbrook | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park Crest At Innisbrook | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,168,000
Initial Cost Buildings and Fixtures	52,758,000
Gross Amount, Land	11,168,000
Gross Amount, Buildings and Fixtures	57,071,000
Total	68,239,000
Accumulated Depreciation	(11,027,000)
Net	$ 57,212,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Allure at Brookwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Allure at Brookwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,633,000
Initial Cost Buildings and Fixtures	19,844,000
Gross Amount, Land	8,633,000
Gross Amount, Buildings and Fixtures	25,775,000
Total	34,408,000
Accumulated Depreciation	(5,890,000)
Net	$ 28,518,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Allure in Buckhead Village Residential | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Allure in Buckhead Village Residential | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | The High Rise at Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,435,000
Initial Cost Buildings and Fixtures	92,294,000
Gross Amount, Land	8,435,000
Gross Amount, Buildings and Fixtures	92,451,000
Total	100,886,000
Accumulated Depreciation	(5,333,000)
Net	$ 95,553,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	15,440,000
Initial Cost Buildings and Fixtures	73,278,000
Gross Amount, Land	15,440,000
Gross Amount, Buildings and Fixtures	74,165,000
Total	89,605,000
Accumulated Depreciation	(2,495,000)
Net	$ 87,110,000
Date of Construction	Dec. 31, 2006
Total Residential Properties | Post Briarcliff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 54,386,000
Initial Cost Land	24,645,000
Initial Cost Buildings and Fixtures	114,921,000
Gross Amount, Land	24,645,000
Gross Amount, Buildings and Fixtures	116,063,000
Total	140,708,000
Accumulated Depreciation	(4,774,000)
Net	$ 135,934,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Brookhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	29,048,000
Initial Cost Buildings and Fixtures	106,463,000
Gross Amount, Land	29,048,000
Gross Amount, Buildings and Fixtures	107,982,000
Total	137,030,000
Accumulated Depreciation	(4,724,000)
Net	132,306,000
Total Residential Properties | Post Chastain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	30,223,000
Initial Cost Buildings and Fixtures	82,964,000
Gross Amount, Land	30,223,000
Gross Amount, Buildings and Fixtures	83,542,000
Total	113,765,000
Accumulated Depreciation	(3,428,000)
Net	$ 110,337,000
Date of Construction	Dec. 31, 1990
Total Residential Properties | Post Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 24,418,000
Initial Cost Land	15,799,000
Initial Cost Buildings and Fixtures	48,054,000
Gross Amount, Land	15,799,000
Gross Amount, Buildings and Fixtures	48,866,000
Total	64,665,000
Accumulated Depreciation	(2,075,000)
Net	$ 62,590,000
Date of Construction	Dec. 31, 1995
Total Residential Properties | Post Gardens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	17,907,000
Initial Cost Buildings and Fixtures	56,093,000
Gross Amount, Land	17,907,000
Gross Amount, Buildings and Fixtures	56,987,000
Total	74,894,000
Accumulated Depreciation	(2,525,000)
Net	$ 72,369,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 25,370,000
Initial Cost Land	13,878,000
Initial Cost Buildings and Fixtures	51,079,000
Gross Amount, Land	13,878,000
Gross Amount, Buildings and Fixtures	51,968,000
Total	65,846,000
Accumulated Depreciation	(2,167,000)
Net	$ 63,679,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,875,000
Initial Cost Buildings and Fixtures	31,441,000
Gross Amount, Land	6,875,000
Gross Amount, Buildings and Fixtures	34,530,000
Total	41,405,000
Accumulated Depreciation	(11,742,000)
Net	$ 29,663,000
Date of Construction	Dec. 31, 1994
Total Residential Properties | Sanctuary At Oglethorpe [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Sanctuary At Oglethorpe [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Terraces At Fieldstone [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Terraces At Fieldstone [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Prescott
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,840,000
Initial Cost Buildings and Fixtures	24,011,000
Gross Amount, Land	3,840,000
Gross Amount, Buildings and Fixtures	27,812,000
Total	31,652,000
Accumulated Depreciation	(12,505,000)
Net	$ 19,147,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Prescott | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Prescott | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Berkeley Lake
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,960,000
Initial Cost Buildings and Fixtures	15,707,000
Gross Amount, Land	1,960,000
Gross Amount, Buildings and Fixtures	17,397,000
Total	19,357,000
Accumulated Depreciation	(3,853,000)
Net	$ 15,504,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Colonial Grand at Berkeley Lake | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Berkeley Lake | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,560,000
Initial Cost Buildings and Fixtures	22,611,000
Gross Amount, Land	3,560,000
Gross Amount, Buildings and Fixtures	27,854,000
Total	31,414,000
Accumulated Depreciation	(12,146,000)
Net	$ 19,268,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Lake Lanier Club I [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lake Lanier Club I [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at River Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,360,000
Initial Cost Buildings and Fixtures	13,579,000
Gross Amount, Land	4,360,000
Gross Amount, Buildings and Fixtures	15,226,000
Total	19,586,000
Accumulated Depreciation	(4,196,000)
Net	$ 15,390,000
Date of Construction	Dec. 31, 1992
Total Residential Properties | Colonial Grand at River Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at River Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,150,000
Initial Cost Buildings and Fixtures	18,383,000
Gross Amount, Land	3,150,000
Gross Amount, Buildings and Fixtures	20,752,000
Total	23,902,000
Accumulated Depreciation	(9,008,000)
Net	$ 14,894,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Lake Lanier Club II [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lake Lanier Club II [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at River Plantation
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,059,000
Initial Cost Buildings and Fixtures	19,158,000
Gross Amount, Land	2,059,000
Gross Amount, Buildings and Fixtures	20,947,000
Total	23,006,000
Accumulated Depreciation	(4,601,000)
Net	$ 18,405,000
Date of Construction	Dec. 31, 1994
Total Residential Properties | Colonial Grand at River Plantation | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at River Plantation | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at McDaniel Farm
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,985,000
Initial Cost Buildings and Fixtures	32,206,000
Gross Amount, Land	3,985,000
Gross Amount, Buildings and Fixtures	35,625,000
Total	39,610,000
Accumulated Depreciation	(7,730,000)
Net	$ 31,880,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at McDaniel Farm | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at McDaniel Farm | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Pleasant Hill
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,753,000
Initial Cost Buildings and Fixtures	32,202,000
Gross Amount, Land	6,753,000
Gross Amount, Buildings and Fixtures	35,740,000
Total	42,493,000
Accumulated Depreciation	(7,468,000)
Net	$ 35,025,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Grand at Pleasant Hill | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Pleasant Hill | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Mount Vernon
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 15,430,000
Initial Cost Land	6,861,000
Initial Cost Buildings and Fixtures	23,748,000
Gross Amount, Land	6,861,000
Gross Amount, Buildings and Fixtures	26,646,000
Total	33,507,000
Accumulated Depreciation	(4,792,000)
Net	$ 28,715,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Mount Vernon | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Mount Vernon | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Shiloh
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 29,518,000
Initial Cost Land	4,864,000
Initial Cost Buildings and Fixtures	45,893,000
Gross Amount, Land	4,864,000
Gross Amount, Buildings and Fixtures	49,216,000
Total	54,080,000
Accumulated Depreciation	(9,697,000)
Net	$ 44,383,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Colonial Grand at Shiloh | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Shiloh | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Milstead Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,100,000
Initial Cost Buildings and Fixtures	29,240,000
Gross Amount, Land	3,100,000
Gross Amount, Buildings and Fixtures	30,033,000
Total	33,133,000
Accumulated Depreciation	(5,314,000)
Net	$ 27,819,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Milstead Village | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Milstead Village | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Barrett Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,661,000
Initial Cost Buildings and Fixtures	26,186,000
Gross Amount, Land	5,661,000
Gross Amount, Buildings and Fixtures	28,751,000
Total	34,412,000
Accumulated Depreciation	(6,365,000)
Net	$ 28,047,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Grand at Barrett Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Barrett Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Godley Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 10,151,000
Initial Cost Land	1,800,000
Initial Cost Buildings and Fixtures	35,454,000
Gross Amount, Land	1,800,000
Gross Amount, Buildings and Fixtures	38,218,000
Total	40,018,000
Accumulated Depreciation	(6,821,000)
Net	$ 33,197,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Colonial Grand at Godley Station | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Godley Station | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Godley Lake
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,750,000
Initial Cost Buildings and Fixtures	30,893,000
Gross Amount, Land	1,750,000
Gross Amount, Buildings and Fixtures	31,923,000
Total	33,673,000
Accumulated Depreciation	(6,025,000)
Net	$ 27,648,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Village at Godley Lake | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Godley Lake | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,500,000
Initial Cost Buildings and Fixtures	24,862,000
Gross Amount, Land	1,500,000
Gross Amount, Buildings and Fixtures	26,716,000
Total	28,216,000
Accumulated Depreciation	(5,954,000)
Net	$ 22,262,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Avala at Savannah Quarters | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Avala at Savannah Quarters | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Georgetown Grove
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,288,000
Initial Cost Buildings and Fixtures	11,579,000
Gross Amount, Land	1,288,000
Gross Amount, Buildings and Fixtures	14,911,000
Total	16,199,000
Accumulated Depreciation	(9,397,000)
Net	$ 6,802,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Georgetown Grove | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Georgetown Grove | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Hammocks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,441,000
Initial Cost Buildings and Fixtures	36,863,000
Gross Amount, Land	2,441,000
Gross Amount, Buildings and Fixtures	40,486,000
Total	42,927,000
Accumulated Depreciation	(7,210,000)
Net	$ 35,717,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Hammocks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Hammocks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,500,000
Initial Cost Buildings and Fixtures	40,614,000
Gross Amount, Land	3,500,000
Gross Amount, Buildings and Fixtures	41,651,000
Total	45,151,000
Accumulated Depreciation	(2,682,000)
Net	$ 42,469,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Haven at Prairie Trace [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Haven at Prairie Trace [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Grand Reserve Lexington [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Grand Reserve Lexington [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Greentree
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,710,000
Initial Cost Buildings and Fixtures	10,494,000
Gross Amount, Land	1,710,000
Gross Amount, Buildings and Fixtures	11,762,000
Total	13,472,000
Accumulated Depreciation	(2,729,000)
Net	$ 10,743,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Colonial Village at Greentree | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Greentree | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Grand Reserve at Pinnacle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,024,000
Initial Cost Buildings and Fixtures	31,525,000
Gross Amount, Land	2,024,000
Gross Amount, Buildings and Fixtures	36,703,000
Total	38,727,000
Accumulated Depreciation	(17,027,000)
Net	$ 21,700,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Village at Huntington
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,521,000
Initial Cost Buildings and Fixtures	8,223,000
Gross Amount, Land	2,521,000
Gross Amount, Buildings and Fixtures	9,128,000
Total	11,649,000
Accumulated Depreciation	(1,867,000)
Net	$ 9,782,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Colonial Village at Huntington | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Huntington | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Marsh Cove
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,231,000
Initial Cost Buildings and Fixtures	8,555,000
Gross Amount, Land	5,231,000
Gross Amount, Buildings and Fixtures	9,457,000
Total	14,688,000
Accumulated Depreciation	(2,289,000)
Net	$ 12,399,000
Date of Construction	Dec. 31, 1983
Total Residential Properties | Colonial Village at Marsh Cove | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Marsh Cove | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Oaks at Wilmington Island
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,910,000
Initial Cost Buildings and Fixtures	25,315,000
Gross Amount, Land	2,864,000
Gross Amount, Buildings and Fixtures	29,484,000
Total	32,348,000
Accumulated Depreciation	(11,378,000)
Net	$ 20,970,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Oaks at Wilmington Island | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Oaks at Wilmington Island | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 38,390,000
Initial Cost Land	9,052,000
Initial Cost Buildings and Fixtures	43,395,000
Gross Amount, Land	9,052,000
Gross Amount, Buildings and Fixtures	49,749,000
Total	58,801,000
Accumulated Depreciation	(5,779,000)
Net	$ 53,022,000
Date of Construction	Dec. 31, 2006
Total Residential Properties | Highlands of West Village I [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Highlands of West Village I [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,358,000
Initial Cost Buildings and Fixtures	30,338,000
Gross Amount, Land	5,358,000
Gross Amount, Buildings and Fixtures	30,413,000
Total	35,771,000
Accumulated Depreciation	(3,263,000)
Net	$ 32,508,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Highlands of West Village II [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Highlands of West Village II [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Terraces At Townelake [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Terraces At Townelake [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,000,000
Initial Cost Buildings and Fixtures	42,144,000
Gross Amount, Land	4,000,000
Gross Amount, Buildings and Fixtures	42,911,000
Total	46,911,000
Accumulated Depreciation	(3,348,000)
Net	$ 43,563,000
Total Residential Properties | Residences at Burlington Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Residences at Burlington Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	411,000
Initial Cost Buildings and Fixtures	3,699,000
Gross Amount, Land	411,000
Gross Amount, Buildings and Fixtures	6,222,000
Total	6,633,000
Accumulated Depreciation	(4,483,000)
Net	$ 2,150,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Lakepointe [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lakepointe [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	750,000
Initial Cost Buildings and Fixtures	8,795,000
Gross Amount, Land	750,000
Gross Amount, Buildings and Fixtures	9,134,000
Total	9,884,000
Accumulated Depreciation	(465,000)
Net	$ 9,419,000
Date of Construction	Dec. 31, 2014
Total Residential Properties | The Denton [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | The Denton [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	694,000
Initial Cost Buildings and Fixtures	6,242,000
Gross Amount, Land	694,000
Gross Amount, Buildings and Fixtures	9,861,000
Total	10,555,000
Accumulated Depreciation	(7,114,000)
Net	$ 3,441,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Mansion [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Mansion [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	900,000
Initial Cost Buildings and Fixtures	8,097,000
Gross Amount, Land	900,000
Gross Amount, Buildings and Fixtures	12,722,000
Total	13,622,000
Accumulated Depreciation	(9,221,000)
Net	$ 4,401,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Village [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Village [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,169,000
Initial Cost Buildings and Fixtures	10,518,000
Gross Amount, Land	1,169,000
Gross Amount, Buildings and Fixtures	19,922,000
Total	21,091,000
Accumulated Depreciation	(13,816,000)
Net	$ 7,275,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Stonemill Village [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Stonemill Village [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,535,000
Initial Cost Buildings and Fixtures	13,826,000
Gross Amount, Land	1,535,000
Gross Amount, Buildings and Fixtures	18,923,000
Total	20,458,000
Accumulated Depreciation	(12,940,000)
Net	$ 7,518,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Crosswinds [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Crosswinds [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,351,000
Initial Cost Buildings and Fixtures	12,168,000
Gross Amount, Land	1,351,000
Gross Amount, Buildings and Fixtures	20,689,000
Total	22,040,000
Accumulated Depreciation	(14,664,000)
Net	$ 7,376,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Pear Orchard [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Pear Orchard [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	710,000
Initial Cost Buildings and Fixtures	8,770,000
Gross Amount, Land	848,000
Gross Amount, Buildings and Fixtures	17,345,000
Total	18,193,000
Accumulated Depreciation	(11,865,000)
Net	$ 6,328,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Reflection Pointe [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Reflection Pointe [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	676,000
Initial Cost Buildings and Fixtures	6,284,000
Gross Amount, Land	676,000
Gross Amount, Buildings and Fixtures	9,516,000
Total	10,192,000
Accumulated Depreciation	(4,628,000)
Net	$ 5,564,000
Date of Construction	Dec. 31, 1974
Total Residential Properties | Lakeshore Landing [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lakeshore Landing [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,814,000
Initial Cost Buildings and Fixtures	46,241,000
Gross Amount, Land	5,814,000
Gross Amount, Buildings and Fixtures	48,175,000
Total	53,989,000
Accumulated Depreciation	(8,671,000)
Net	$ 45,318,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Market Station [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Market Station [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,091,000
Initial Cost Buildings and Fixtures	29,826,000
Gross Amount, Land	4,091,000
Gross Amount, Buildings and Fixtures	31,102,000
Total	35,193,000
Accumulated Depreciation	(6,026,000)
Net	$ 29,167,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Colonial Grand at Desert Vista [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Desert Vista [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,909,000
Initial Cost Buildings and Fixtures	25,643,000
Gross Amount, Land	4,909,000
Gross Amount, Buildings and Fixtures	27,951,000
Total	32,860,000
Accumulated Depreciation	(5,614,000)
Net	$ 27,246,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Colonial Grand at Palm Vista [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Palm Vista [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,491,000
Initial Cost Buildings and Fixtures	34,863,000
Gross Amount, Land	7,491,000
Gross Amount, Buildings and Fixtures	36,359,000
Total	43,850,000
Accumulated Depreciation	(6,608,000)
Net	$ 37,242,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Colonial Village at Beaver Creek (Raleigh, NC) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Beaver Creek (Raleigh, NC) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hermitage at Beechtree
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	900,000
Initial Cost Buildings and Fixtures	8,099,000
Gross Amount, Land	900,000
Gross Amount, Buildings and Fixtures	12,897,000
Total	13,797,000
Accumulated Depreciation	(8,071,000)
Net	$ 5,726,000
Date of Construction	Dec. 31, 1988
Total Residential Properties | Hermitage at Beechtree | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hermitage at Beechtree | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Waterford Forest
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,000,000
Initial Cost Buildings and Fixtures	20,250,000
Gross Amount, Land	4,000,000
Gross Amount, Buildings and Fixtures	23,768,000
Total	27,768,000
Accumulated Depreciation	(10,446,000)
Net	$ 17,322,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Waterford Forest | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Waterford Forest | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	9,612,000
Initial Cost Buildings and Fixtures	22,342,000
Gross Amount, Land	9,612,000
Gross Amount, Buildings and Fixtures	50,578,000
Total	60,190,000
Accumulated Depreciation	(7,567,000)
Net	$ 52,623,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | 1225 South Church I | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | 1225 South Church I | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,481,000
Initial Cost Buildings and Fixtures	52,119,000
Gross Amount, Land	2,481,000
Gross Amount, Buildings and Fixtures	65,536,000
Total	68,017,000
Accumulated Depreciation	(10,937,000)
Net	$ 57,080,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Ayrsley [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Ayrsley [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Gross Amount, Land	$ 3,161,000
Gross Amount, Buildings and Fixtures	26,519,000
Total	29,680,000
Accumulated Depreciation	(4,865,000)
Net	$ 24,815,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Grand at Beverly Crest [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Beverly Crest [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,891,000
Initial Cost Buildings and Fixtures	28,272,000
Gross Amount, Land	2,891,000
Gross Amount, Buildings and Fixtures	30,216,000
Total	33,107,000
Accumulated Depreciation	(5,735,000)
Net	$ 27,372,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Colonial Grand at Legacy Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Legacy Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 14,520,000
Initial Cost Land	4,591,000
Initial Cost Buildings and Fixtures	27,713,000
Gross Amount, Land	4,591,000
Gross Amount, Buildings and Fixtures	29,120,000
Total	33,711,000
Accumulated Depreciation	(5,561,000)
Net	$ 28,150,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Grand at Mallard Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Mallard Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at South Tryon
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,260,000
Initial Cost Buildings and Fixtures	19,489,000
Gross Amount, Land	2,260,000
Gross Amount, Buildings and Fixtures	21,112,000
Total	23,372,000
Accumulated Depreciation	(3,961,000)
Net	$ 19,411,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Colonial Village at South Tryon | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at South Tryon | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Stone Point | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Stone Point | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,901,000
Initial Cost Buildings and Fixtures	17,192,000
Gross Amount, Land	2,901,000
Gross Amount, Buildings and Fixtures	19,265,000
Total	22,166,000
Accumulated Depreciation	(3,350,000)
Net	$ 18,816,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Village at Timber Crest [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Timber Crest [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,461,000
Initial Cost Buildings and Fixtures	18,984,000
Gross Amount, Land	1,461,000
Gross Amount, Buildings and Fixtures	19,919,000
Total	21,380,000
Accumulated Depreciation	(3,169,000)
Net	$ 18,211,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Enclave [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Enclave [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Ballantyne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	16,216,000
Initial Cost Buildings and Fixtures	44,817,000
Gross Amount, Land	16,216,000
Gross Amount, Buildings and Fixtures	45,815,000
Total	62,031,000
Accumulated Depreciation	(1,879,000)
Net	$ 60,152,000
Date of Construction	Dec. 31, 2004
Total Residential Properties | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	17,528,000
Initial Cost Buildings and Fixtures	57,444,000
Gross Amount, Land	17,528,000
Gross Amount, Buildings and Fixtures	58,931,000
Total	76,459,000
Accumulated Depreciation	(2,609,000)
Net	$ 73,850,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Post Park at Phillips Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	20,869,000
Initial Cost Buildings and Fixtures	65,517,000
Gross Amount, Land	20,869,000
Gross Amount, Buildings and Fixtures	67,041,000
Total	87,910,000
Accumulated Depreciation	(2,840,000)
Net	$ 85,070,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,196,000
Initial Cost Buildings and Fixtures	51,972,000
Gross Amount, Land	7,196,000
Gross Amount, Buildings and Fixtures	52,179,000
Total	59,375,000
Accumulated Depreciation	(2,136,000)
Net	$ 57,239,000
Date of Construction	Dec. 31, 2011
Total Residential Properties | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,669,000
Initial Cost Buildings and Fixtures	49,754,000
Gross Amount, Land	5,669,000
Gross Amount, Buildings and Fixtures	50,419,000
Total	56,088,000
Accumulated Depreciation	(2,187,000)
Net	$ 53,901,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	18,835,000
Initial Cost Buildings and Fixtures	58,795,000
Gross Amount, Land	18,835,000
Gross Amount, Buildings and Fixtures	59,610,000
Total	78,445,000
Accumulated Depreciation	(2,298,000)
Net	$ 76,147,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Post Uptown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	10,888,000
Initial Cost Buildings and Fixtures	30,078,000
Gross Amount, Land	10,888,000
Gross Amount, Buildings and Fixtures	30,857,000
Total	41,745,000
Accumulated Depreciation	(1,318,000)
Net	$ 40,427,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,571,000
Initial Cost Buildings and Fixtures	29,151,000
Gross Amount, Land	4,571,000
Gross Amount, Buildings and Fixtures	30,279,000
Total	34,850,000
Accumulated Depreciation	(5,908,000)
Net	$ 28,942,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Colonial Grand at Cornelius [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Cornelius [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,343,000
Initial Cost Land	2,590,000
Initial Cost Buildings and Fixtures	27,126,000
Gross Amount, Land	2,590,000
Gross Amount, Buildings and Fixtures	29,444,000
Total	32,034,000
Accumulated Depreciation	(5,415,000)
Net	$ 26,619,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Patterson Place [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Patterson Place [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Woodlake [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Woodlake [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,271,000
Initial Cost Buildings and Fixtures	15,609,000
Gross Amount, Land	3,271,000
Gross Amount, Buildings and Fixtures	16,802,000
Total	20,073,000
Accumulated Depreciation	(3,766,000)
Net	$ 16,307,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Colonial Village at Deerfield [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Deerfield [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,201,000
Initial Cost Buildings and Fixtures	37,682,000
Gross Amount, Land	4,201,000
Gross Amount, Buildings and Fixtures	39,633,000
Total	43,834,000
Accumulated Depreciation	(7,551,000)
Net	$ 36,283,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Colonial Grand at Research Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Research Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Greystone [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Greystone [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Autumn Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Autumn Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,251,000
Initial Cost Buildings and Fixtures	31,948,000
Gross Amount, Land	4,251,000
Gross Amount, Buildings and Fixtures	33,879,000
Total	38,130,000
Accumulated Depreciation	(6,387,000)
Net	$ 31,743,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Huntersville [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Huntersville [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,071,000
Initial Cost Buildings and Fixtures	21,830,000
Gross Amount, Land	3,071,000
Gross Amount, Buildings and Fixtures	25,972,000
Total	29,043,000
Accumulated Depreciation	(5,473,000)
Net	$ 23,570,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Village at Matthews [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Matthews [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,690,000
Initial Cost Buildings and Fixtures	28,536,000
Gross Amount, Land	3,690,000
Gross Amount, Buildings and Fixtures	30,453,000
Total	34,143,000
Accumulated Depreciation	(5,634,000)
Net	$ 28,509,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Matthews Commons [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Matthews Commons [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 22,153,000
Initial Cost Land	6,401,000
Initial Cost Buildings and Fixtures	31,134,000
Gross Amount, Land	6,401,000
Gross Amount, Buildings and Fixtures	33,447,000
Total	39,848,000
Accumulated Depreciation	(6,286,000)
Net	$ 33,562,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Colonial Grand at Arringdon [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Arringdon [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 28,856,000
Initial Cost Land	7,372,000
Initial Cost Buildings and Fixtures	50,202,000
Gross Amount, Land	7,372,000
Gross Amount, Buildings and Fixtures	52,133,000
Total	59,505,000
Accumulated Depreciation	(9,311,000)
Net	$ 50,194,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Colonial Grand at Brier Creek (Raleigh, NC) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Brier Creek (Raleigh, NC) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,572,000
Initial Cost Buildings and Fixtures	48,910,000
Gross Amount, Land	6,572,000
Gross Amount, Buildings and Fixtures	50,338,000
Total	56,910,000
Accumulated Depreciation	(8,905,000)
Net	$ 48,005,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Brier Falls (Raleigh, NC) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Brier Falls (Raleigh, NC) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,219,000
Initial Cost Land	2,241,000
Initial Cost Buildings and Fixtures	18,434,000
Gross Amount, Land	2,241,000
Gross Amount, Buildings and Fixtures	19,815,000
Total	22,056,000
Accumulated Depreciation	(3,451,000)
Net	$ 18,605,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Crabtree Valley [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Crabtree Valley [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,690,000
Initial Cost Buildings and Fixtures	29,910,000
Gross Amount, Land	3,690,000
Gross Amount, Buildings and Fixtures	32,234,000
Total	35,924,000
Accumulated Depreciation	(6,690,000)
Net	$ 29,234,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Hue [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hue [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,232,000
Initial Cost Buildings and Fixtures	45,138,000
Gross Amount, Land	5,232,000
Gross Amount, Buildings and Fixtures	47,585,000
Total	52,817,000
Accumulated Depreciation	(9,293,000)
Net	$ 43,524,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Colonial Grand at Trinity Commons [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Trinity Commons [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,850,000
Initial Cost Buildings and Fixtures	21,980,000
Gross Amount, Land	5,831,000
Gross Amount, Buildings and Fixtures	46,736,000
Total	52,567,000
Accumulated Depreciation	(16,187,000)
Net	$ 36,380,000
Date of Construction	Dec. 31, 2004
Total Residential Properties | Preserve At Brier Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Preserve At Brier Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,695,000
Initial Cost Buildings and Fixtures	29,007,000
Gross Amount, Land	4,695,000
Gross Amount, Buildings and Fixtures	30,691,000
Total	35,386,000
Accumulated Depreciation	(10,093,000)
Net	$ 25,293,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Providence At Brier Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Providence At Brier Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1990
Total Residential Properties | Glen Eagles [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Glen Eagles [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Mill Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Mill Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Woodwinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,968,000
Initial Cost Buildings and Fixtures	19,928,000
Gross Amount, Land	1,968,000
Gross Amount, Buildings and Fixtures	23,473,000
Total	25,441,000
Accumulated Depreciation	(9,338,000)
Net	$ 16,103,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | 535 Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,317,000
Initial Cost Land	1,216,000
Initial Cost Buildings and Fixtures	18,666,000
Gross Amount, Land	1,216,000
Gross Amount, Buildings and Fixtures	20,058,000
Total	21,274,000
Accumulated Depreciation	(5,264,000)
Net	$ 16,010,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | 535 Brookwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | 535 Brookwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	723,000
Initial Cost Buildings and Fixtures	6,504,000
Gross Amount, Land	723,000
Gross Amount, Buildings and Fixtures	9,618,000
Total	10,341,000
Accumulated Depreciation	(6,383,000)
Net	$ 3,958,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Park Place | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park Place | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Charlotte at MIdtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,898,000
Initial Cost Buildings and Fixtures	54,480,000
Gross Amount, Land	7,898,000
Gross Amount, Buildings and Fixtures	54,965,000
Total	62,863,000
Accumulated Depreciation	(1,174,000)
Net	$ 61,689,000
Date of Construction	Dec. 31, 2016
Total Residential Properties | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,800,000
Initial Cost Buildings and Fixtures	26,295,000
Gross Amount, Land	2,800,000
Gross Amount, Buildings and Fixtures	28,353,000
Total	31,153,000
Accumulated Depreciation	(9,829,000)
Net	$ 21,324,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Farmington Village [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Farmington Village [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Waters Edge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,103,000
Initial Cost Buildings and Fixtures	9,187,000
Gross Amount, Land	2,103,000
Gross Amount, Buildings and Fixtures	12,595,000
Total	14,698,000
Accumulated Depreciation	(3,026,000)
Net	$ 11,672,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Colonial Village at Waters Edge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Waters Edge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hamilton Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,131,000
Initial Cost Buildings and Fixtures	10,632,000
Gross Amount, Land	1,131,000
Gross Amount, Buildings and Fixtures	15,269,000
Total	16,400,000
Accumulated Depreciation	(7,385,000)
Net	$ 9,015,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Hamilton Pointe | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hamilton Pointe | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hidden Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	972,000
Initial Cost Buildings and Fixtures	8,954,000
Gross Amount, Land	972,000
Gross Amount, Buildings and Fixtures	14,478,000
Total	15,450,000
Accumulated Depreciation	(5,866,000)
Net	$ 9,584,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Hidden Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hidden Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Steeplechase
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	217,000
Initial Cost Buildings and Fixtures	1,957,000
Gross Amount, Land	217,000
Gross Amount, Buildings and Fixtures	5,165,000
Total	5,382,000
Accumulated Depreciation	(3,559,000)
Net	$ 1,823,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Steeplechase | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Steeplechase | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Windridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	817,000
Initial Cost Buildings and Fixtures	7,416,000
Gross Amount, Land	817,000
Gross Amount, Buildings and Fixtures	11,465,000
Total	12,282,000
Accumulated Depreciation	(7,558,000)
Net	$ 4,724,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Windridge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Windridge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Kirby Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,148,000
Initial Cost Buildings and Fixtures	10,337,000
Gross Amount, Land	1,148,000
Gross Amount, Buildings and Fixtures	20,716,000
Total	21,864,000
Accumulated Depreciation	(13,511,000)
Net	$ 8,353,000
Date of Construction	Dec. 31, 1978
Total Residential Properties | Kirby Station | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Kirby Station | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lincoln on the Green
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,498,000
Initial Cost Buildings and Fixtures	20,483,000
Gross Amount, Land	1,498,000
Gross Amount, Buildings and Fixtures	36,109,000
Total	37,607,000
Accumulated Depreciation	(25,025,000)
Net	$ 12,582,000
Date of Construction	Dec. 31, 1992
Total Residential Properties | Lincoln on the Green | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lincoln on the Green | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park Estate
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	178,000
Initial Cost Buildings and Fixtures	1,141,000
Gross Amount, Land	178,000
Gross Amount, Buildings and Fixtures	5,991,000
Total	6,169,000
Accumulated Depreciation	(4,701,000)
Net	$ 1,468,000
Date of Construction	Dec. 31, 1974
Total Residential Properties | Park Estate | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park Estate | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Reserve at Dexter Lake
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,260,000
Initial Cost Buildings and Fixtures	16,043,000
Gross Amount, Land	3,407,000
Gross Amount, Buildings and Fixtures	55,986,000
Total	59,393,000
Accumulated Depreciation	(25,518,000)
Net	$ 33,875,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Reserve at Dexter Lake | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Reserve at Dexter Lake | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post West Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,805,000
Initial Cost Buildings and Fixtures	48,843,000
Gross Amount, Land	7,805,000
Gross Amount, Buildings and Fixtures	49,615,000
Total	57,420,000
Accumulated Depreciation	(2,516,000)
Net	$ 54,904,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Post Park Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,653,000
Initial Cost Buildings and Fixtures	19,828,000
Gross Amount, Land	4,653,000
Gross Amount, Buildings and Fixtures	20,144,000
Total	24,797,000
Accumulated Depreciation	(845,000)
Net	$ 23,952,000
Date of Construction	Dec. 31, 1992
Total Residential Properties | Paddock Club Murfreesboro
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	915,000
Initial Cost Buildings and Fixtures	14,774,000
Gross Amount, Land	915,000
Gross Amount, Buildings and Fixtures	18,087,000
Total	19,002,000
Accumulated Depreciation	(9,080,000)
Net	$ 9,922,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Paddock Club Murfreesboro | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Paddock Club Murfreesboro | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Aventura at Indian Lake Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,950,000
Initial Cost Buildings and Fixtures	28,053,000
Gross Amount, Land	4,950,000
Gross Amount, Buildings and Fixtures	29,489,000
Total	34,439,000
Accumulated Depreciation	(6,560,000)
Net	$ 27,879,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Aventura at Indian Lake Village | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Aventura at Indian Lake Village | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Avondale at Kennesaw
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 16,974,000
Initial Cost Land	3,456,000
Initial Cost Buildings and Fixtures	22,443,000
Gross Amount, Land	3,456,000
Gross Amount, Buildings and Fixtures	24,757,000
Total	28,213,000
Accumulated Depreciation	(6,530,000)
Net	$ 21,683,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Avondale at Kennesaw | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Avondale at Kennesaw | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Brentwood Downs
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,193,000
Initial Cost Buildings and Fixtures	10,739,000
Gross Amount, Land	1,191,000
Gross Amount, Buildings and Fixtures	17,175,000
Total	18,366,000
Accumulated Depreciation	(11,551,000)
Net	$ 6,815,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Brentwood Downs | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Brentwood Downs | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Bellevue
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,500,000
Initial Cost Land	8,622,000
Initial Cost Buildings and Fixtures	34,229,000
Gross Amount, Land	8,622,000
Gross Amount, Buildings and Fixtures	36,666,000
Total	45,288,000
Accumulated Depreciation	(7,283,000)
Net	$ 38,005,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Grand at Bellevue | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Bellevue | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Grand View Nashville
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,963,000
Initial Cost Buildings and Fixtures	33,673,000
Gross Amount, Land	2,963,000
Gross Amount, Buildings and Fixtures	41,036,000
Total	43,999,000
Accumulated Depreciation	(18,536,000)
Net	$ 25,463,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Grand View Nashville | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Grand View Nashville | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Monthaven Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,736,000
Initial Cost Buildings and Fixtures	28,902,000
Gross Amount, Land	2,736,000
Gross Amount, Buildings and Fixtures	34,430,000
Total	37,166,000
Accumulated Depreciation	(16,247,000)
Net	$ 20,919,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Monthaven Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Monthaven Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park at Hermitage
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,524,000
Initial Cost Buildings and Fixtures	14,800,000
Gross Amount, Land	1,524,000
Gross Amount, Buildings and Fixtures	23,676,000
Total	25,200,000
Accumulated Depreciation	(16,508,000)
Net	$ 8,692,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Park at Hermitage | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park at Hermitage | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Venue at Cool Springs
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,670,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	6,670,000
Gross Amount, Buildings and Fixtures	51,315,000
Total	57,985,000
Accumulated Depreciation	(7,208,000)
Net	$ 50,777,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Venue at Cool Springs | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Venue at Cool Springs | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Verandas at Sam Ridley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,891,000
Initial Cost Land	3,350,000
Initial Cost Buildings and Fixtures	28,308,000
Gross Amount, Land	3,350,000
Gross Amount, Buildings and Fixtures	30,143,000
Total	33,493,000
Accumulated Depreciation	(7,833,000)
Net	$ 25,660,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Verandas at Sam Ridley | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Verandas at Sam Ridley | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Northwood [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Northwood [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Balcones Woods
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,598,000
Initial Cost Buildings and Fixtures	14,398,000
Gross Amount, Land	1,598,000
Gross Amount, Buildings and Fixtures	23,365,000
Total	24,963,000
Accumulated Depreciation	(15,439,000)
Net	$ 9,524,000
Date of Construction	Dec. 31, 1983
Total Residential Properties | Balcones Woods | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Balcones Woods | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Canyon Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,662,000
Initial Cost Land	3,621,000
Initial Cost Buildings and Fixtures	32,137,000
Gross Amount, Land	3,621,000
Gross Amount, Buildings and Fixtures	33,658,000
Total	37,279,000
Accumulated Depreciation	(6,430,000)
Net	$ 30,849,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Canyon Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Canyon Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Canyon Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,778,000
Initial Cost Buildings and Fixtures	20,201,000
Gross Amount, Land	3,778,000
Gross Amount, Buildings and Fixtures	22,061,000
Total	25,839,000
Accumulated Depreciation	(4,653,000)
Net	$ 21,186,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Colonial Grand at Canyon Pointe | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Canyon Pointe | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Abbey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,711,000
Initial Cost Buildings and Fixtures	4,369,000
Gross Amount, Land	2,711,000
Gross Amount, Buildings and Fixtures	4,430,000
Total	7,141,000
Accumulated Depreciation	(194,000)
Net	$ 6,947,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	12,308,000
Initial Cost Buildings and Fixtures	189,419,000
Gross Amount, Land	12,308,000
Gross Amount, Buildings and Fixtures	191,653,000
Total	203,961,000
Accumulated Depreciation	(8,081,000)
Net	195,880,000
Total Residential Properties | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	13,030,000
Initial Cost Buildings and Fixtures	14,383,000
Gross Amount, Land	13,030,000
Gross Amount, Buildings and Fixtures	14,990,000
Total	28,020,000
Accumulated Depreciation	(714,000)
Net	$ 27,306,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Colonial Grand at Double Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,131,000
Initial Cost Buildings and Fixtures	29,375,000
Gross Amount, Land	3,131,000
Gross Amount, Buildings and Fixtures	30,003,000
Total	33,134,000
Accumulated Depreciation	(5,805,000)
Net	$ 27,329,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Colonial Grand at Double Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Double Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Onion Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,902,000
Initial Cost Buildings and Fixtures	33,010,000
Gross Amount, Land	4,902,000
Gross Amount, Buildings and Fixtures	34,481,000
Total	39,383,000
Accumulated Depreciation	(6,685,000)
Net	$ 32,698,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Colonial Grand at Onion Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Onion Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,134,000
Initial Cost Buildings and Fixtures	58,095,000
Gross Amount, Land	7,134,000
Gross Amount, Buildings and Fixtures	58,366,000
Total	65,500,000
Accumulated Depreciation	(2,721,000)
Net	$ 62,779,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Post Gallery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,391,000
Initial Cost Buildings and Fixtures	7,910,000
Gross Amount, Land	4,391,000
Gross Amount, Buildings and Fixtures	8,261,000
Total	12,652,000
Accumulated Depreciation	(431,000)
Net	$ 12,221,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	26,245,000
Initial Cost Buildings and Fixtures	37,922,000
Gross Amount, Land	26,245,000
Gross Amount, Buildings and Fixtures	38,278,000
Total	64,523,000
Accumulated Depreciation	(1,753,000)
Net	62,770,000
Total Residential Properties | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	10,333,000
Initial Cost Buildings and Fixtures	32,456,000
Gross Amount, Land	10,333,000
Gross Amount, Buildings and Fixtures	32,886,000
Total	43,219,000
Accumulated Depreciation	(1,280,000)
Net	$ 41,939,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,575,000
Initial Cost Buildings and Fixtures	55,277,000
Gross Amount, Land	6,575,000
Gross Amount, Buildings and Fixtures	56,273,000
Total	62,848,000
Accumulated Depreciation	(2,316,000)
Net	$ 60,532,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Post Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,780,000
Initial Cost Buildings and Fixtures	13,654,000
Gross Amount, Land	8,780,000
Gross Amount, Buildings and Fixtures	13,758,000
Total	22,538,000
Accumulated Depreciation	(657,000)
Net	$ 21,881,000
Date of Construction	Dec. 31, 1991
Total Residential Properties | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,777,000
Initial Cost Buildings and Fixtures	32,553,000
Gross Amount, Land	6,777,000
Gross Amount, Buildings and Fixtures	32,807,000
Total	39,584,000
Accumulated Depreciation	(1,692,000)
Net	$ 37,892,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	13,178,000
Initial Cost Buildings and Fixtures	24,048,000
Gross Amount, Land	13,178,000
Gross Amount, Buildings and Fixtures	24,563,000
Total	37,741,000
Accumulated Depreciation	(1,005,000)
Net	$ 36,736,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Uptown Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	34,974,000
Initial Cost Buildings and Fixtures	33,213,000
Gross Amount, Land	34,974,000
Gross Amount, Buildings and Fixtures	35,230,000
Total	70,204,000
Accumulated Depreciation	(1,543,000)
Net	68,661,000
Total Residential Properties | Post Vineyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	7,966,000
Initial Cost Buildings and Fixtures	7,471,000
Gross Amount, Land	7,966,000
Gross Amount, Buildings and Fixtures	7,816,000
Total	15,782,000
Accumulated Depreciation	(332,000)
Net	$ 15,450,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Vintage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	13,621,000
Initial Cost Buildings and Fixtures	8,608,000
Gross Amount, Land	13,621,000
Gross Amount, Buildings and Fixtures	8,884,000
Total	22,505,000
Accumulated Depreciation	(414,000)
Net	$ 22,091,000
Date of Construction	Dec. 31, 1993
Total Residential Properties | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	13,713,000
Initial Cost Buildings and Fixtures	43,268,000
Gross Amount, Land	13,713,000
Gross Amount, Buildings and Fixtures	43,708,000
Total	57,421,000
Accumulated Depreciation	(1,841,000)
Net	55,580,000
Total Residential Properties | Grand Reserve at Sunset Valley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	3,150,000
Initial Cost Buildings and Fixtures	11,393,000
Gross Amount, Land	3,150,000
Gross Amount, Buildings and Fixtures	14,859,000
Total	18,009,000
Accumulated Depreciation	(6,730,000)
Net	$ 11,279,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Grand Reserve at Sunset Valley | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Grand Reserve at Sunset Valley | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Quarry Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 30,417,000
Initial Cost Land	4,621,000
Initial Cost Buildings and Fixtures	34,461,000
Gross Amount, Land	4,621,000
Gross Amount, Buildings and Fixtures	39,916,000
Total	44,537,000
Accumulated Depreciation	(8,254,000)
Net	$ 36,283,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Village at Quarry Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Quarry Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Wells Branch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,094,000
Initial Cost Buildings and Fixtures	32,283,000
Gross Amount, Land	3,388,000
Gross Amount, Buildings and Fixtures	33,638,000
Total	37,026,000
Accumulated Depreciation	(6,078,000)
Net	$ 30,948,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Wells Branch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Wells Branch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Legacy at Western Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	9,100,000
Initial Cost Buildings and Fixtures	49,339,000
Gross Amount, Land	9,100,000
Gross Amount, Buildings and Fixtures	49,167,000
Total	58,267,000
Accumulated Depreciation	(9,860,000)
Net	$ 48,407,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Legacy at Western Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Legacy at Western Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,542,000
Initial Cost Buildings and Fixtures	41,293,000
Gross Amount, Land	11,542,000
Gross Amount, Buildings and Fixtures	41,673,000
Total	53,215,000
Accumulated Depreciation	(2,190,000)
Net	$ 51,025,000
Date of Construction	Dec. 31, 2011
Total Residential Properties | Post Barton Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,683,000
Initial Cost Buildings and Fixtures	21,497,000
Gross Amount, Land	8,683,000
Gross Amount, Buildings and Fixtures	22,105,000
Total	30,788,000
Accumulated Depreciation	(1,043,000)
Net	$ 29,745,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Silverado
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,900,000
Initial Cost Buildings and Fixtures	24,009,000
Gross Amount, Land	2,900,000
Gross Amount, Buildings and Fixtures	27,741,000
Total	30,641,000
Accumulated Depreciation	(11,160,000)
Net	$ 19,481,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Silverado | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Silverado | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Stassney Woods
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,621,000
Initial Cost Buildings and Fixtures	7,501,000
Gross Amount, Land	1,621,000
Gross Amount, Buildings and Fixtures	15,682,000
Total	17,303,000
Accumulated Depreciation	(9,736,000)
Net	$ 7,567,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Stassney Woods | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Stassney Woods | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Travis Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,281,000
Initial Cost Buildings and Fixtures	6,169,000
Gross Amount, Land	2,281,000
Gross Amount, Buildings and Fixtures	13,732,000
Total	16,013,000
Accumulated Depreciation	(8,652,000)
Net	$ 7,361,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Travis Station | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Travis Station | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Woods, The
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,405,000
Initial Cost Buildings and Fixtures	12,769,000
Gross Amount, Land	1,405,000
Gross Amount, Buildings and Fixtures	20,917,000
Total	22,322,000
Accumulated Depreciation	(9,518,000)
Net	$ 12,804,000
Date of Construction	Dec. 31, 1977
Total Residential Properties | Woods, The | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Woods, The | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Shoal Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 18,662,000
Initial Cost Land	4,982,000
Initial Cost Buildings and Fixtures	27,377,000
Gross Amount, Land	4,982,000
Gross Amount, Buildings and Fixtures	30,293,000
Total	35,275,000
Accumulated Depreciation	(6,180,000)
Net	$ 29,095,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Village at Shoal Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Shoal Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Willow Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 22,424,000
Initial Cost Land	3,109,000
Initial Cost Buildings and Fixtures	33,488,000
Gross Amount, Land	3,109,000
Gross Amount, Buildings and Fixtures	39,809,000
Total	42,918,000
Accumulated Depreciation	(7,830,000)
Net	$ 35,088,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Colonial Village at Willow Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Willow Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	19,038,000
Initial Cost Buildings and Fixtures	89,570,000
Gross Amount, Land	19,038,000
Gross Amount, Buildings and Fixtures	90,276,000
Total	109,314,000
Accumulated Depreciation	(4,086,000)
Net	105,228,000
Total Residential Properties | Post 510 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	7,227,000
Initial Cost Buildings and Fixtures	33,366,000
Gross Amount, Land	7,227,000
Gross Amount, Buildings and Fixtures	33,548,000
Total	40,775,000
Accumulated Depreciation	(1,632,000)
Net	$ 39,143,000
Date of Construction	Dec. 31, 2014
Total Residential Properties | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,231,000
Initial Cost Buildings and Fixtures	42,237,000
Gross Amount, Land	4,231,000
Gross Amount, Buildings and Fixtures	43,287,000
Total	47,518,000
Accumulated Depreciation	(7,470,000)
Net	$ 40,048,000
Date of Construction	Dec. 31, 2011
Total Residential Properties | Colonial Grand at Hebron (Dallas, TX) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Hebron (Dallas, TX) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,282,000
Initial Cost Buildings and Fixtures	24,935,000
Gross Amount, Land	3,282,000
Gross Amount, Buildings and Fixtures	26,053,000
Total	29,335,000
Accumulated Depreciation	(4,926,000)
Net	$ 24,409,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Grand at Silverado [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Silverado [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,951,000
Initial Cost Buildings and Fixtures	31,705,000
Gross Amount, Land	3,951,000
Gross Amount, Buildings and Fixtures	33,194,000
Total	37,145,000
Accumulated Depreciation	(6,140,000)
Net	$ 31,005,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Grand at Silverado Reserve [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Silverado Reserve [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Yale at 6th [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	13,107,000
Initial Cost Buildings and Fixtures	62,764,000
Gross Amount, Land	13,107,000
Gross Amount, Buildings and Fixtures	63,538,000
Total	76,645,000
Accumulated Depreciation	(2,447,000)
Net	$ 74,198,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,881,000
Initial Cost Buildings and Fixtures	24,267,000
Gross Amount, Land	3,881,000
Gross Amount, Buildings and Fixtures	25,382,000
Total	29,263,000
Accumulated Depreciation	(3,587,000)
Net	$ 25,676,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Grand Cypress [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Grand Cypress [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Courtyards at Campbell
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	988,000
Initial Cost Buildings and Fixtures	8,893,000
Gross Amount, Land	988,000
Gross Amount, Buildings and Fixtures	12,557,000
Total	13,545,000
Accumulated Depreciation	(8,061,000)
Net	$ 5,484,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Courtyards at Campbell | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Courtyards at Campbell | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Deer Run
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,252,000
Initial Cost Buildings and Fixtures	11,271,000
Gross Amount, Land	1,252,000
Gross Amount, Buildings and Fixtures	16,060,000
Total	17,312,000
Accumulated Depreciation	(10,211,000)
Net	$ 7,101,000
Date of Construction	Dec. 31, 1985
Total Residential Properties | Deer Run | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Deer Run | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Grand Courtyard
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,730,000
Initial Cost Buildings and Fixtures	22,240,000
Gross Amount, Land	2,730,000
Gross Amount, Buildings and Fixtures	25,294,000
Total	28,024,000
Accumulated Depreciation	(10,396,000)
Net	$ 17,628,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Grand Courtyard | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Grand Courtyard | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Legends at Lowe's Farm
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,016,000
Initial Cost Buildings and Fixtures	41,091,000
Gross Amount, Land	5,016,000
Gross Amount, Buildings and Fixtures	43,277,000
Total	48,293,000
Accumulated Depreciation	(9,655,000)
Net	$ 38,638,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Legends at Lowe's Farm | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Legends at Lowe's Farm | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Reserve at Medical District
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,050,000
Initial Cost Buildings and Fixtures	33,779,000
Gross Amount, Land	4,050,000
Gross Amount, Buildings and Fixtures	35,610,000
Total	39,660,000
Accumulated Depreciation	(5,855,000)
Net	$ 33,805,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Colonial Reserve at Medical District | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Reserve at Medical District | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Watermark
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	960,000
Initial Cost Buildings and Fixtures	14,438,000
Gross Amount, Land	960,000
Gross Amount, Buildings and Fixtures	17,173,000
Total	18,133,000
Accumulated Depreciation	(7,909,000)
Net	$ 10,224,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Watermark | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Watermark | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Main Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Main Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Bear Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 22,568,000
Initial Cost Land	6,453,000
Initial Cost Buildings and Fixtures	30,048,000
Gross Amount, Land	6,453,000
Gross Amount, Buildings and Fixtures	32,474,000
Total	38,927,000
Accumulated Depreciation	(6,868,000)
Net	$ 32,059,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Colonial Grand at Bear Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Bear Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Fairview
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,171,000
Initial Cost Buildings and Fixtures	35,077,000
Gross Amount, Land	2,171,000
Gross Amount, Buildings and Fixtures	35,811,000
Total	37,982,000
Accumulated Depreciation	(6,128,000)
Net	$ 31,854,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Colonial Grand at Fairview | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Fairview | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | La Valencia At Starwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,240,000
Initial Cost Buildings and Fixtures	26,069,000
Gross Amount, Land	3,240,000
Gross Amount, Buildings and Fixtures	27,574,000
Total	30,814,000
Accumulated Depreciation	(7,080,000)
Net	$ 23,734,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | La Valencia At Starwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | La Valencia At Starwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,268,000
Initial Cost Buildings and Fixtures	50,298,000
Gross Amount, Land	8,268,000
Gross Amount, Buildings and Fixtures	51,010,000
Total	59,278,000
Accumulated Depreciation	(2,779,000)
Net	$ 56,499,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Cityscape at Market Center II [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cityscape at Market Center II [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Reserve at Frisco Bridges
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,968,000
Initial Cost Buildings and Fixtures	34,018,000
Gross Amount, Land	1,968,000
Gross Amount, Buildings and Fixtures	35,177,000
Total	37,145,000
Accumulated Depreciation	(5,929,000)
Net	$ 31,216,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Colonial Reserve at Frisco Bridges | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Reserve at Frisco Bridges | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Grapevine
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,351,000
Initial Cost Buildings and Fixtures	29,757,000
Gross Amount, Land	2,351,000
Gross Amount, Buildings and Fixtures	34,422,000
Total	36,773,000
Accumulated Depreciation	(6,590,000)
Net	$ 30,183,000
Total Residential Properties | Colonial Village at Grapevine | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Grapevine | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Greenwood Forest
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,465,000
Initial Cost Buildings and Fixtures	23,482,000
Gross Amount, Land	3,465,000
Gross Amount, Buildings and Fixtures	23,753,000
Total	27,218,000
Accumulated Depreciation	(3,996,000)
Net	$ 23,222,000
Date of Construction	Dec. 31, 1994
Total Residential Properties | Greenwood Forest | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Greenwood Forest | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Legacy Pines
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,157,000
Initial Cost Buildings and Fixtures	19,066,000
Gross Amount, Land	2,142,000
Gross Amount, Buildings and Fixtures	22,691,000
Total	24,833,000
Accumulated Depreciation	(11,275,000)
Net	$ 13,558,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Legacy Pines | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Legacy Pines | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Reserve at Woodwind Lakes | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Reserve at Woodwind Lakes | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Park Place (Houston)
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost Land	$ 2,061,000
Initial Cost Buildings and Fixtures	15,830,000
Gross Amount, Land	2,061,000
Gross Amount, Buildings and Fixtures	18,956,000
Total	21,017,000
Accumulated Depreciation	(7,396,000)
Net	$ 13,621,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Park Place (Houston) | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Park Place (Houston) | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Ranchstone
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,480,000
Initial Cost Buildings and Fixtures	14,807,000
Gross Amount, Land	1,480,000
Gross Amount, Buildings and Fixtures	17,244,000
Total	18,724,000
Accumulated Depreciation	(6,546,000)
Net	$ 12,178,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Ranchstone | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Ranchstone | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,211,000
Initial Cost Buildings and Fixtures	40,352,000
Gross Amount, Land	8,211,000
Gross Amount, Buildings and Fixtures	41,056,000
Total	49,267,000
Accumulated Depreciation	(3,295,000)
Net	$ 45,972,000
Date of Construction	Dec. 31, 2014
Total Residential Properties | Retreat at Vintage Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Retreat at Vintage Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cascade at Fall Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,985,000
Initial Cost Buildings and Fixtures	40,011,000
Gross Amount, Land	5,985,000
Gross Amount, Buildings and Fixtures	42,260,000
Total	48,245,000
Accumulated Depreciation	(15,069,000)
Net	$ 33,176,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Cascade at Fall Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cascade at Fall Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Chalet at Fall Creek | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Chalet at Fall Creek | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,521,000
Initial Cost Buildings and Fixtures	26,432,000
Gross Amount, Land	2,521,000
Gross Amount, Buildings and Fixtures	28,660,000
Total	31,181,000
Accumulated Depreciation	(7,073,000)
Net	$ 24,108,000
Date of Construction	Dec. 31, 2007
Total Residential Properties | Bella Casita at Las Colinas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Bella Casita at Las Colinas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Remington Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,390,000
Initial Cost Buildings and Fixtures	21,822,000
Gross Amount, Land	4,390,000
Gross Amount, Buildings and Fixtures	32,081,000
Total	36,471,000
Accumulated Depreciation	(5,714,000)
Net	$ 30,757,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Remington Hills | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Remington Hills | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Reserve at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,902,000
Initial Cost Buildings and Fixtures	40,691,000
Gross Amount, Land	3,902,000
Gross Amount, Buildings and Fixtures	42,080,000
Total	45,982,000
Accumulated Depreciation	(7,052,000)
Net	$ 38,930,000
Date of Construction	Dec. 31, 2006
Total Residential Properties | Colonial Reserve at Las Colinas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Reserve at Las Colinas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Valley Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 23,246,000
Initial Cost Land	5,072,000
Initial Cost Buildings and Fixtures	37,397,000
Gross Amount, Land	5,072,000
Gross Amount, Buildings and Fixtures	47,956,000
Total	53,028,000
Accumulated Depreciation	(9,148,000)
Net	$ 43,880,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Valley Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Valley Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Lane At Towne Crossing [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Lane At Towne Crossing [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Oakbend
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,598,000
Initial Cost Buildings and Fixtures	28,616,000
Gross Amount, Land	5,598,000
Gross Amount, Buildings and Fixtures	32,016,000
Total	37,614,000
Accumulated Depreciation	(6,326,000)
Net	$ 31,288,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Village at Oakbend | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Oakbend | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,130,000
Initial Cost Buildings and Fixtures	28,058,000
Gross Amount, Land	1,130,000
Gross Amount, Buildings and Fixtures	32,004,000
Total	33,134,000
Accumulated Depreciation	(8,610,000)
Net	$ 24,524,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Times Square at Craig Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Times Square at Craig Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Promenade Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,000,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	2,000,000
Gross Amount, Buildings and Fixtures	2,000
Total	2,002,000
Accumulated Depreciation	(1,000)
Net	$ 2,001,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Colonial Grand at Randal Lakes II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,200,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	3,200,000
Gross Amount, Buildings and Fixtures	36,696,000
Total	39,896,000
Accumulated Depreciation	(982,000)
Net	$ 38,914,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Post Parkside at Wade II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2017
Total Residential Properties | Post Afton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,503,000
Initial Cost Buildings and Fixtures	65,469,000
Gross Amount, Land	11,503,000
Gross Amount, Buildings and Fixtures	68,840,000
Total	80,343,000
Accumulated Depreciation	(3,332,000)
Net	$ 77,011,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Post South Lamar II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	9,000,000
Initial Cost Buildings and Fixtures	32,800,000
Gross Amount, Land	9,000,000
Gross Amount, Buildings and Fixtures	52,152,000
Total	61,152,000
Accumulated Depreciation	(632,000)
Net	$ 60,520,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Post Millennium Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,000,000
Initial Cost Buildings and Fixtures	44,000,000
Gross Amount, Land	7,000,000
Gross Amount, Buildings and Fixtures	83,542,000
Total	90,542,000
Accumulated Depreciation	(1,008,000)
Net	$ 89,534,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	770,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	770,000
Gross Amount, Buildings and Fixtures	23,932,000
Total	24,702,000
Accumulated Depreciation	(112,000)
Net	$ 24,590,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,034,000
Initial Cost Buildings and Fixtures	19,528,000
Gross Amount, Land	4,034,000
Gross Amount, Buildings and Fixtures	20,420,000
Total	24,454,000
Accumulated Depreciation	(2,929,000)
Net	$ 21,525,000
Date of Construction	Dec. 31, 2000
Total Residential Properties | Venue at Stonebridge Ranch [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Venue at Stonebridge Ranch [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Highwood
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	864,000
Initial Cost Buildings and Fixtures	7,783,000
Gross Amount, Land	864,000
Gross Amount, Buildings and Fixtures	11,207,000
Total	12,071,000
Accumulated Depreciation	(7,131,000)
Net	$ 4,940,000
Date of Construction	Dec. 31, 1983
Total Residential Properties | Highwood | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Highwood | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,626,000
Initial Cost Buildings and Fixtures	60,407,000
Gross Amount, Land	8,626,000
Gross Amount, Buildings and Fixtures	61,319,000
Total	69,945,000
Accumulated Depreciation	(5,746,000)
Net	$ 64,199,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Cityscape at Market Center [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cityscape at Market Center [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Total Residential Properties | Los Rios Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Los Rios Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Boulder Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,382,000
Initial Cost Buildings and Fixtures	26,930,000
Gross Amount, Land	3,382,000
Gross Amount, Buildings and Fixtures	33,004,000
Total	36,386,000
Accumulated Depreciation	(14,140,000)
Net	$ 22,246,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Boulder Ridge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Boulder Ridge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Copper Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,166,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	4,166,000
Gross Amount, Buildings and Fixtures	21,641,000
Total	25,807,000
Accumulated Depreciation	(5,222,000)
Net	$ 20,585,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Copper Ridge | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Copper Ridge | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Ashton Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,511,000
Initial Cost Buildings and Fixtures	36,241,000
Gross Amount, Land	5,511,000
Gross Amount, Buildings and Fixtures	38,116,000
Total	43,627,000
Accumulated Depreciation	(7,149,000)
Net	$ 36,478,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Colonial Grand at Ashton Oaks | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Ashton Oaks | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Round Rock
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 23,752,000
Initial Cost Land	4,691,000
Initial Cost Buildings and Fixtures	45,379,000
Gross Amount, Land	4,691,000
Gross Amount, Buildings and Fixtures	47,349,000
Total	52,040,000
Accumulated Depreciation	(8,687,000)
Net	$ 43,353,000
Date of Construction	Dec. 31, 1997
Total Residential Properties | Colonial Grand at Round Rock | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Round Rock | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cobblestone Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	10,990,000
Initial Cost Buildings and Fixtures	48,696,000
Gross Amount, Land	10,990,000
Gross Amount, Buildings and Fixtures	50,730,000
Total	61,720,000
Accumulated Depreciation	(3,467,000)
Net	$ 58,253,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Station Square at Cosner's Corner II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,245,000
Initial Cost Buildings and Fixtures	15,378,000
Gross Amount, Land	4,245,000
Gross Amount, Buildings and Fixtures	15,616,000
Total	19,861,000
Accumulated Depreciation	(724,000)
Net	$ 19,137,000
Date of Construction	Dec. 31, 2016
Total Residential Properties | Colonial Village at Sierra Vista
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,594,000
Initial Cost Land	2,561,000
Initial Cost Buildings and Fixtures	16,488,000
Gross Amount, Land	2,561,000
Gross Amount, Buildings and Fixtures	19,646,000
Total	22,207,000
Accumulated Depreciation	(3,973,000)
Net	$ 18,234,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Village at Sierra Vista | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Sierra Vista | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Alamo Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,380,000
Initial Cost Buildings and Fixtures	26,982,000
Gross Amount, Land	2,380,000
Gross Amount, Buildings and Fixtures	29,478,000
Total	31,858,000
Accumulated Depreciation	(7,349,000)
Net	$ 24,509,000
Total Residential Properties | Alamo Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Alamo Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Haven at Blanco
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,450,000
Initial Cost Buildings and Fixtures	45,958,000
Gross Amount, Land	5,450,000
Gross Amount, Buildings and Fixtures	48,610,000
Total	54,060,000
Accumulated Depreciation	(9,271,000)
Net	$ 44,789,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Haven at Blanco | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Haven at Blanco | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Stone Ranch at Westover Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 17,874,000
Initial Cost Land	4,000,000
Initial Cost Buildings and Fixtures	24,992,000
Gross Amount, Land	4,000,000
Gross Amount, Buildings and Fixtures	27,479,000
Total	31,479,000
Accumulated Depreciation	(7,802,000)
Net	$ 23,677,000
Date of Construction	Dec. 31, 2009
Total Residential Properties | Stone Ranch at Westover Hills | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Stone Ranch at Westover Hills | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,257,000
Initial Cost Buildings and Fixtures	36,759,000
Gross Amount, Land	4,257,000
Gross Amount, Buildings and Fixtures	37,826,000
Total	42,083,000
Accumulated Depreciation	(3,193,000)
Net	$ 38,890,000
Date of Construction	Dec. 31, 2014
Total Residential Properties | Bulverde Oaks [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Bulverde Oaks [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Cypresswood Court
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	576,000
Initial Cost Buildings and Fixtures	5,190,000
Gross Amount, Land	576,000
Gross Amount, Buildings and Fixtures	8,495,000
Total	9,071,000
Accumulated Depreciation	(5,839,000)
Net	$ 3,232,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Cypresswood Court | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Cypresswood Court | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Villages At Kirkwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,918,000
Initial Cost Buildings and Fixtures	15,846,000
Gross Amount, Land	1,918,000
Gross Amount, Buildings and Fixtures	18,703,000
Total	20,621,000
Accumulated Depreciation	(8,500,000)
Net	$ 12,121,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Villages At Kirkwood [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Villages At Kirkwood [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Green Tree Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	539,000
Initial Cost Buildings and Fixtures	4,850,000
Gross Amount, Land	539,000
Gross Amount, Buildings and Fixtures	8,285,000
Total	8,824,000
Accumulated Depreciation	(5,787,000)
Net	$ 3,037,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Green Tree Place | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Green Tree Place | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,112,000
Initial Cost Buildings and Fixtures	36,136,000
Gross Amount, Land	7,112,000
Gross Amount, Buildings and Fixtures	37,342,000
Total	44,454,000
Accumulated Depreciation	(2,534,000)
Net	$ 41,920,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Retreat at West Creek [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Retreat at West Creek [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Adalay Bay
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,280,000
Initial Cost Buildings and Fixtures	31,341,000
Gross Amount, Land	5,280,000
Gross Amount, Buildings and Fixtures	34,176,000
Total	39,456,000
Accumulated Depreciation	(7,059,000)
Net	$ 32,397,000
Date of Construction	Dec. 31, 2002
Total Residential Properties | Adalay Bay | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Adalay Bay | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Greenbrier
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,842,000
Initial Cost Buildings and Fixtures	21,677,000
Gross Amount, Land	4,842,000
Gross Amount, Buildings and Fixtures	23,011,000
Total	27,853,000
Accumulated Depreciation	(4,043,000)
Net	$ 23,810,000
Date of Construction	Dec. 31, 1980
Total Residential Properties | Colonial Village at Greenbrier | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Greenbrier | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,040,000
Initial Cost Buildings and Fixtures	36,481,000
Gross Amount, Land	5,040,000
Gross Amount, Buildings and Fixtures	38,177,000
Total	43,217,000
Accumulated Depreciation	(2,473,000)
Net	$ 40,744,000
Date of Construction	Dec. 31, 2012
Total Residential Properties | Radius [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Radius [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Seasons at Celebrate Virginia
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	14,490,000
Initial Cost Buildings and Fixtures	32,083,000
Gross Amount, Land	14,490,000
Gross Amount, Buildings and Fixtures	71,120,000
Total	85,610,000
Accumulated Depreciation	(11,022,000)
Net	$ 74,588,000
Date of Construction	Dec. 31, 2011
Total Residential Properties | Seasons at Celebrate Virginia | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Seasons at Celebrate Virginia | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	29,728,000
Initial Cost Buildings and Fixtures	154,309,000
Gross Amount, Land	29,728,000
Gross Amount, Buildings and Fixtures	154,865,000
Total	184,593,000
Accumulated Depreciation	(6,333,000)
Net	178,260,000
Total Residential Properties | Post Corners at Trinity Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	36,946,000
Initial Cost Land	7,664,000
Initial Cost Buildings and Fixtures	70,012,000
Gross Amount, Land	7,664,000
Gross Amount, Buildings and Fixtures	70,934,000
Total	78,598,000
Accumulated Depreciation	(2,875,000)
Net	$ 75,723,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Fallsgrove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	17,524,000
Initial Cost Buildings and Fixtures	58,896,000
Gross Amount, Land	17,524,000
Gross Amount, Buildings and Fixtures	59,555,000
Total	77,079,000
Accumulated Depreciation	(2,528,000)
Net	$ 74,551,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Post Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,355,000
Initial Cost Buildings and Fixtures	79,842,000
Gross Amount, Land	5,355,000
Gross Amount, Buildings and Fixtures	80,208,000
Total	85,563,000
Accumulated Depreciation	(4,293,000)
Net	$ 81,270,000
Date of Construction	Dec. 31, 2010
Total Residential Properties | Post Pentagon Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	30,452,000
Initial Cost Buildings and Fixtures	125,091,000
Gross Amount, Land	30,452,000
Gross Amount, Buildings and Fixtures	126,273,000
Total	156,725,000
Accumulated Depreciation	(5,352,000)
Net	$ 151,373,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Post Tysons Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	30,776,000
Initial Cost Buildings and Fixtures	82,021,000
Gross Amount, Land	30,776,000
Gross Amount, Buildings and Fixtures	82,840,000
Total	113,616,000
Accumulated Depreciation	(3,427,000)
Net	$ 110,189,000
Date of Construction	Dec. 31, 1990
Total Residential Properties | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,044,000
Initial Cost Buildings and Fixtures	36,689,000
Gross Amount, Land	11,044,000
Gross Amount, Buildings and Fixtures	37,228,000
Total	48,272,000
Accumulated Depreciation	(3,479,000)
Net	$ 44,793,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Stonefield Commons [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Stonefield Commons [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Station Square at Cosner's Corner
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,580,000
Initial Cost Buildings and Fixtures	35,700,000
Gross Amount, Land	8,580,000
Gross Amount, Buildings and Fixtures	36,369,000
Total	44,949,000
Accumulated Depreciation	(4,370,000)
Net	$ 40,579,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Station Square at Cosner's Corner | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Station Square at Cosner's Corner | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Hampton Glen
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,851,000
Initial Cost Buildings and Fixtures	21,678,000
Gross Amount, Land	4,851,000
Gross Amount, Buildings and Fixtures	23,780,000
Total	28,631,000
Accumulated Depreciation	(4,448,000)
Net	$ 24,183,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Colonial Village at Hampton Glen | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Hampton Glen | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at West End
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,425,000
Initial Cost Land	4,661,000
Initial Cost Buildings and Fixtures	18,908,000
Gross Amount, Land	4,661,000
Gross Amount, Buildings and Fixtures	21,396,000
Total	26,057,000
Accumulated Depreciation	(3,874,000)
Net	$ 22,183,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Colonial Village at West End | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at West End | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Township
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,509,000
Initial Cost Buildings and Fixtures	8,189,000
Gross Amount, Land	1,509,000
Gross Amount, Buildings and Fixtures	16,266,000
Total	17,775,000
Accumulated Depreciation	(10,055,000)
Net	$ 7,720,000
Date of Construction	Dec. 31, 1987
Total Residential Properties | Township | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Township | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Tradewinds [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Tradewinds [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Waterford
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,733,000
Initial Cost Buildings and Fixtures	29,221,000
Gross Amount, Land	6,733,000
Gross Amount, Buildings and Fixtures	32,525,000
Total	39,258,000
Accumulated Depreciation	(6,355,000)
Net	$ 32,903,000
Date of Construction	Dec. 31, 1989
Total Residential Properties | Colonial Village at Waterford | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Waterford | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Ashley Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,761,000
Initial Cost Buildings and Fixtures	13,365,000
Gross Amount, Land	4,761,000
Gross Amount, Buildings and Fixtures	14,992,000
Total	19,753,000
Accumulated Depreciation	(3,292,000)
Net	$ 16,461,000
Date of Construction	Dec. 31, 1988
Total Residential Properties | Ashley Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Ashley Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Chase Gayton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	6,021,000
Initial Cost Buildings and Fixtures	29,004,000
Gross Amount, Land	6,021,000
Gross Amount, Buildings and Fixtures	31,906,000
Total	37,927,000
Accumulated Depreciation	(6,098,000)
Net	$ 31,829,000
Date of Construction	Dec. 31, 1984
Total Residential Properties | Colonial Village at Chase Gayton | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Chase Gayton | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Hamptons at Hunton Park
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,930,000
Initial Cost Buildings and Fixtures	35,598,000
Gross Amount, Land	4,930,000
Gross Amount, Buildings and Fixtures	39,171,000
Total	44,101,000
Accumulated Depreciation	(9,201,000)
Net	$ 34,900,000
Date of Construction	Dec. 31, 2003
Total Residential Properties | Hamptons at Hunton Park | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Hamptons at Hunton Park | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Harbour Club [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Harbour Club [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Lake Mary Phase III | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Lake Mary Phase III | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Randal Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,659,000
Initial Cost Buildings and Fixtures	50,553,000
Gross Amount, Land	5,659,000
Gross Amount, Buildings and Fixtures	61,196,000
Total	66,855,000
Accumulated Depreciation	(6,052,000)
Net	$ 60,803,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Colonial Grand at Randal Lakes | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Randal Lakes | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Post Lake at Baldwin Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	18,101,000
Initial Cost Buildings and Fixtures	144,200,000
Gross Amount, Land	18,101,000
Gross Amount, Buildings and Fixtures	144,696,000
Total	162,797,000
Accumulated Depreciation	(6,212,000)
Net	$ 156,585,000
Date of Construction	Dec. 31, 2011
Total Residential Properties | Post Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	7,046,000
Initial Cost Buildings and Fixtures	52,585,000
Gross Amount, Land	7,046,000
Gross Amount, Buildings and Fixtures	52,751,000
Total	59,797,000
Accumulated Depreciation	(2,097,000)
Net	$ 57,700,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Post Parkside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,025,000
Initial Cost Buildings and Fixtures	34,277,000
Gross Amount, Land	11,025,000
Gross Amount, Buildings and Fixtures	34,559,000
Total	45,584,000
Accumulated Depreciation	(1,359,000)
Net	$ 44,225,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Post Peachtree Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	11,974,000
Initial Cost Buildings and Fixtures	55,264,000
Gross Amount, Land	11,974,000
Gross Amount, Buildings and Fixtures	55,432,000
Total	67,406,000
Accumulated Depreciation	(2,252,000)
Net	65,154,000
Total Residential Properties | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	23,765,000
Initial Cost Buildings and Fixtures	89,369,000
Gross Amount, Land	23,765,000
Gross Amount, Buildings and Fixtures	91,154,000
Total	114,919,000
Accumulated Depreciation	(4,224,000)
Net	$ 110,695,000
Date of Construction	Dec. 31, 1996
Total Residential Properties | Post Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	18,596,000
Initial Cost Buildings and Fixtures	57,819,000
Gross Amount, Land	18,596,000
Gross Amount, Buildings and Fixtures	58,793,000
Total	77,389,000
Accumulated Depreciation	(2,652,000)
Net	$ 74,737,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Post Stratford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	0
Initial Cost Buildings and Fixtures	30,051,000
Gross Amount, Land	0
Gross Amount, Buildings and Fixtures	31,122,000
Total	31,122,000
Accumulated Depreciation	(1,374,000)
Net	$ 29,748,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	5,311,000
Initial Cost Buildings and Fixtures	28,016,000
Gross Amount, Land	5,311,000
Gross Amount, Buildings and Fixtures	31,610,000
Total	36,921,000
Accumulated Depreciation	(5,693,000)
Net	$ 31,228,000
Date of Construction	Dec. 31, 1999
Total Residential Properties | Colonial Village at Chancellor Park [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Chancellor Park [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Bellevue (Phase II)
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	8,656,000
Initial Cost Buildings and Fixtures	29,967,000
Gross Amount, Land	8,654,000
Gross Amount, Buildings and Fixtures	30,046,000
Total	38,700,000
Accumulated Depreciation	(2,049,000)
Net	$ 36,651,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | Colonial Grand at Bellevue (Phase II) | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Bellevue (Phase II) | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,500,000
Initial Cost Buildings and Fixtures	38,416,000
Gross Amount, Land	2,500,000
Gross Amount, Buildings and Fixtures	41,169,000
Total	43,669,000
Accumulated Depreciation	(2,388,000)
Net	$ 41,281,000
Date of Construction	Dec. 31, 2015
Total Residential Properties | 220 Riverside | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | 220 Riverside | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | River's Walk II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,631,000
Initial Cost Buildings and Fixtures	10,748,000
Gross Amount, Land	3,631,000
Gross Amount, Buildings and Fixtures	11,706,000
Total	15,337,000
Accumulated Depreciation	(409,000)
Net	$ 14,928,000
Date of Construction	Dec. 31, 2016
Total Residential Properties | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 19,942,000
Initial Cost Land	3,250,000
Initial Cost Buildings and Fixtures	31,389,000
Gross Amount, Land	3,250,000
Gross Amount, Buildings and Fixtures	34,597,000
Total	37,847,000
Accumulated Depreciation	(6,630,000)
Net	$ 31,217,000
Date of Construction	Dec. 31, 1998
Total Residential Properties | Colonial Grand at Mallard Lake [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Mallard Lake [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,620,000
Initial Cost Buildings and Fixtures	17,499,000
Gross Amount, Land	1,620,000
Gross Amount, Buildings and Fixtures	18,137,000
Total	19,757,000
Accumulated Depreciation	(3,229,000)
Net	$ 16,528,000
Date of Construction	Dec. 31, 2005
Total Residential Properties | Colonial Grand at University Center [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at University Center [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	4,628,000
Initial Cost Buildings and Fixtures	44,282,000
Gross Amount, Land	4,628,000
Gross Amount, Buildings and Fixtures	55,647,000
Total	60,275,000
Accumulated Depreciation	(5,287,000)
Net	$ 54,988,000
Date of Construction	Dec. 31, 2013
Total Residential Properties | Colonial Reserve at South End (Charlotte, NC) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Reserve at South End (Charlotte, NC) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Retreat at West Creek II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,000,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	3,000,000
Gross Amount, Buildings and Fixtures	12,082,000
Total	15,082,000
Accumulated Depreciation	(254,000)
Net	$ 14,828,000
Date of Construction	Dec. 31, 2017
Total Residential Properties | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,610,000
Initial Cost Buildings and Fixtures	28,645,000
Gross Amount, Land	3,610,000
Gross Amount, Buildings and Fixtures	30,520,000
Total	34,130,000
Accumulated Depreciation	(5,807,000)
Net	$ 28,323,000
Date of Construction	Dec. 31, 2001
Total Residential Properties | Colonial Grand at Cypress Cove [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Cypress Cove [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	3,971,000
Initial Cost Buildings and Fixtures	22,790,000
Gross Amount, Land	3,971,000
Gross Amount, Buildings and Fixtures	26,938,000
Total	30,909,000
Accumulated Depreciation	(5,047,000)
Net	$ 25,862,000
Date of Construction	Dec. 31, 1986
Total Residential Properties | Colonial Village at Hampton Pointe [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Village at Hampton Pointe [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	2,780,000
Initial Cost Buildings and Fixtures	33,966,000
Gross Amount, Land	2,780,000
Gross Amount, Buildings and Fixtures	35,562,000
Total	38,342,000
Accumulated Depreciation	(6,498,000)
Net	$ 31,844,000
Date of Construction	Dec. 31, 2008
Total Residential Properties | Colonial Grand at Commerce Park (Charleston, SC) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Total Residential Properties | Colonial Grand at Commerce Park (Charleston, SC) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Total Residential Properties | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 5,145,000
Total Residential Properties | Land | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | 1201 Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	35,000
Total Residential Properties | Land | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(14,000)
Total Residential Properties | Land | Innovation Apartment Homes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	12,000
Total Residential Properties | Land | Acklen West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Birchall at Ross Bridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Riverchase Trails
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Trussville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Eagle Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Traditions
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Edgewater
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Huntsville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	830,000
Total Residential Properties | Land | Colonial Grand at Madison
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cypress Village at Cypress Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Liberty Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at OldTown Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Ridge at Chenal Valley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Westside Creek I & II
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Edge at Lyon's Gate
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Residences at Fountainhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Sky View Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Talus Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Inverness Commons
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Scottsdale
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Tiffany Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Indigo Point
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Brandon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Preserve at Coral Square
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Gainesville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | The Retreat at Magnolia Parke
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Heathrow
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cooper's Hawk
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hunter's Ridge at Deerwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lakeside
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Mandarin
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | St Augustine
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | St Augustine II
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Tattersall at Tapestry Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Woodhollow
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(8,000)
Total Residential Properties | Land | Colonial Grand at Lake Mary
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Town Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Town Park Reserve
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Retreat at Lake Nona
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Heather Glen
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | The Club at Panama Beach
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(5,000)
Total Residential Properties | Land | Colonial Village at Twin Lakes
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Tallahassee
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	950,000
Total Residential Properties | Land | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Belmere
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Links at Carrollwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	110,000
Total Residential Properties | Land | Post Bay at Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Harbour Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Hyde Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Soho Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Village Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	153,000
Total Residential Properties | Land | Colonial Grand at Hampton Preserve
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Seven Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Windermere
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Park Crest At Innisbrook
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | The High Rise at Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Briarcliff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Brookhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Chastain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Gardens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Prescott
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Berkeley Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at River Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at River Plantation
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at McDaniel Farm
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Pleasant Hill
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Mount Vernon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Shiloh
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Milstead Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Barrett Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Godley Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Godley Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Georgetown Grove
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Hammocks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Greentree
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Grand Reserve at Pinnacle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Huntington
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Marsh Cove
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Oaks at Wilmington Island
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(46,000)
Total Residential Properties | Land | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	138,000
Total Residential Properties | Land | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hermitage at Beechtree
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Waterford Forest
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at South Tryon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Ballantyne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Park at Phillips Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Uptown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(19,000)
Total Residential Properties | Land | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Woodwinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | 535 Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Park Place
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Charlotte at MIdtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Waters Edge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hamilton Pointe
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hidden Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Steeplechase
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Windridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Kirby Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Lincoln on the Green
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Park Estate
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Reserve at Dexter Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,147,000
Total Residential Properties | Land | Post West Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Park Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Paddock Club Murfreesboro
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Aventura at Indian Lake Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Avondale at Kennesaw
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Brentwood Downs
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(2,000)
Total Residential Properties | Land | Colonial Grand at Bellevue
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Grand View Nashville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Monthaven Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Park at Hermitage
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Venue at Cool Springs
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Verandas at Sam Ridley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Balcones Woods
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Canyon Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Canyon Pointe
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Abbey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Double Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Onion Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Gallery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Uptown Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Vineyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Vintage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Grand Reserve at Sunset Valley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Quarry Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Wells Branch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	294,000
Total Residential Properties | Land | Legacy at Western Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Barton Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Silverado
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Stassney Woods
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Travis Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Woods, The
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Shoal Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post 510 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Yale at 6th [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Courtyards at Campbell
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Deer Run
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Grand Courtyard
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Legends at Lowe's Farm
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Reserve at Medical District
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Watermark
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Bear Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Fairview
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | La Valencia At Starwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Reserve at Frisco Bridges
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Grapevine
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Greenwood Forest
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Legacy Pines
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(15,000)
Total Residential Properties | Land | Ranchstone
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cascade at Fall Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Remington Hills
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Valley Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Oakbend
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Randal Lakes II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Afton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post South Lamar II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Millennium Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Highwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Boulder Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Copper Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Ashton Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Round Rock
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cobblestone Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Station Square at Cosner's Corner II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Sierra Vista
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Alamo Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Haven at Blanco
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Stone Ranch at Westover Hills
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Cypresswood Court
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Green Tree Place
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Adalay Bay
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Greenbrier
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Seasons at Celebrate Virginia
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Corners at Trinity Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Fallsgrove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Pentagon Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Tysons Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Station Square at Cosner's Corner
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Hampton Glen
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at West End
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Township
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Ashley Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Chase Gayton
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Hamptons at Hunton Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Randal Lakes
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Lake at Baldwin Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Parkside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Peachtree Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Post Stratford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Bellevue (Phase II)
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(2,000)
Total Residential Properties | Land | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | River's Walk II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Retreat at West Creek II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Land | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Residential Properties | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,258,299,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Quarterdeck [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,458,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Westchase [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,714,000
Total Residential Properties | Buildings and Fixtures | River's Walk [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	487,000
Total Residential Properties | Buildings and Fixtures | 1201 Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	470,000
Total Residential Properties | Buildings and Fixtures | Fairways [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,396,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Columbia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,623,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Windsor Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,437,000
Total Residential Properties | Buildings and Fixtures | Highland Ridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,720,000
Total Residential Properties | Buildings and Fixtures | Howell Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,554,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Greenville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,003,000
Total Residential Properties | Buildings and Fixtures | Park Haywood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,513,000
Total Residential Properties | Buildings and Fixtures | Spring Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,034,000
Total Residential Properties | Buildings and Fixtures | Innovation Apartment Homes [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	998,000
Total Residential Properties | Buildings and Fixtures | Runaway Bay [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,362,000
Total Residential Properties | Buildings and Fixtures | Acklen West End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	22,000
Total Residential Properties | Buildings and Fixtures | Tanglewood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,119,000
Total Residential Properties | Buildings and Fixtures | Birchall at Ross Bridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,254,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Riverchase Trails
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,261,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Trussville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,284,000
Total Residential Properties | Buildings and Fixtures | Eagle Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,896,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Traditions
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,106,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Edgewater
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,291,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Huntsville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	13,817,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Madison
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,413,000
Total Residential Properties | Buildings and Fixtures | Cypress Village at Cypress Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,588,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Liberty Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,564,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at OldTown Scottsdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,414,000
Total Residential Properties | Buildings and Fixtures | Calais Forest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	7,741,000
Total Residential Properties | Buildings and Fixtures | SkySong [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,176,000
Total Residential Properties | Buildings and Fixtures | Napa Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,361,000
Total Residential Properties | Buildings and Fixtures | Palisades At Chenal Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,395,000
Total Residential Properties | Buildings and Fixtures | Ridge at Chenal Valley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	27,537,000
Total Residential Properties | Buildings and Fixtures | Westside Creek I & II
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,285,000
Total Residential Properties | Buildings and Fixtures | Edge at Lyon's Gate
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,355,000
Total Residential Properties | Buildings and Fixtures | Residences at Fountainhead [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	797,000
Total Residential Properties | Buildings and Fixtures | Sky View Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,179,000
Total Residential Properties | Buildings and Fixtures | Talus Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,758,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Inverness Commons
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,409,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Scottsdale
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,934,000
Total Residential Properties | Buildings and Fixtures | Tiffany Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,389,000
Total Residential Properties | Buildings and Fixtures | Indigo Point
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,514,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Brandon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,192,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Lakewood Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,072,000
Total Residential Properties | Buildings and Fixtures | Preserve at Coral Square
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	9,175,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Gainesville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,689,000
Total Residential Properties | Buildings and Fixtures | The Retreat at Magnolia Parke
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	745,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Heathrow
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,667,000
Total Residential Properties | Buildings and Fixtures | Atlantic Crossing
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,546,000
Total Residential Properties | Buildings and Fixtures | Cooper's Hawk
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,494,000
Total Residential Properties | Buildings and Fixtures | Hunter's Ridge at Deerwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,369,000
Total Residential Properties | Buildings and Fixtures | Lakeside
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,093,000
Total Residential Properties | Buildings and Fixtures | Lighthouse at Fleming Island
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,170,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Mandarin
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,924,000
Total Residential Properties | Buildings and Fixtures | St Augustine
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	19,684,000
Total Residential Properties | Buildings and Fixtures | St Augustine II
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,000
Total Residential Properties | Buildings and Fixtures | Tattersall at Tapestry Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,056,000
Total Residential Properties | Buildings and Fixtures | Woodhollow
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,795,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Lake Mary
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	23,107,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Town Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,455,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Town Park Reserve
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	353,000
Total Residential Properties | Buildings and Fixtures | Retreat at Lake Nona
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,708,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Heather Glen
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,428,000
Total Residential Properties | Buildings and Fixtures | The Club at Panama Beach
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,952,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Twin Lakes
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,777,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Tallahassee
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	14,458,000
Total Residential Properties | Buildings and Fixtures | Verandas at Southwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	731,000
Total Residential Properties | Buildings and Fixtures | Belmere
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,725,000
Total Residential Properties | Buildings and Fixtures | Village Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,334,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Hampton Preserve
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,264,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Seven Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,879,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Windermere
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,023,000
Total Residential Properties | Buildings and Fixtures | Park Crest At Innisbrook
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,229,000
Total Residential Properties | Buildings and Fixtures | Allure at Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,313,000
Total Residential Properties | Buildings and Fixtures | Allure in Buckhead Village Residential
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,931,000
Total Residential Properties | Buildings and Fixtures | The High Rise at Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	157,000
Total Residential Properties | Buildings and Fixtures | Post Alexander [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	887,000
Total Residential Properties | Buildings and Fixtures | Post Briarcliff [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,142,000
Total Residential Properties | Buildings and Fixtures | Post Brookhaven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,519,000
Total Residential Properties | Buildings and Fixtures | Post Chastain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	578,000
Total Residential Properties | Buildings and Fixtures | Post Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	812,000
Total Residential Properties | Buildings and Fixtures | Post Gardens [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	894,000
Total Residential Properties | Buildings and Fixtures | Post Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	889,000
Total Residential Properties | Buildings and Fixtures | Sanctuary At Oglethorpe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,089,000
Total Residential Properties | Buildings and Fixtures | Prescott
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,801,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Berkeley Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,690,000
Total Residential Properties | Buildings and Fixtures | Lake Lanier Club I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,243,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at River Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,647,000
Total Residential Properties | Buildings and Fixtures | Lake Lanier Club II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,369,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at River Plantation
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,789,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at McDaniel Farm
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,419,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Pleasant Hill
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,538,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Mount Vernon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,898,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Shiloh
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,323,000
Total Residential Properties | Buildings and Fixtures | Milstead Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	793,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Barrett Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,565,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Godley Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,764,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Godley Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,030,000
Total Residential Properties | Buildings and Fixtures | Avala at Savannah Quarters
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,854,000
Total Residential Properties | Buildings and Fixtures | Georgetown Grove
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,332,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Hammocks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,623,000
Total Residential Properties | Buildings and Fixtures | Haven at Prairie Trace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,037,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Greentree
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,268,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Huntington
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	905,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Marsh Cove
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	902,000
Total Residential Properties | Buildings and Fixtures | Oaks at Wilmington Island
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,169,000
Total Residential Properties | Buildings and Fixtures | Highlands of West Village I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,354,000
Total Residential Properties | Buildings and Fixtures | Highlands of West Village II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	75,000
Total Residential Properties | Buildings and Fixtures | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	767,000
Total Residential Properties | Buildings and Fixtures | Lakepointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,523,000
Total Residential Properties | Buildings and Fixtures | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	339,000
Total Residential Properties | Buildings and Fixtures | Mansion [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,619,000
Total Residential Properties | Buildings and Fixtures | Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,625,000
Total Residential Properties | Buildings and Fixtures | Stonemill Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	9,404,000
Total Residential Properties | Buildings and Fixtures | Crosswinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,097,000
Total Residential Properties | Buildings and Fixtures | Pear Orchard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,521,000
Total Residential Properties | Buildings and Fixtures | Reflection Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,575,000
Total Residential Properties | Buildings and Fixtures | Lakeshore Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,232,000
Total Residential Properties | Buildings and Fixtures | Market Station [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,934,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Desert Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,276,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Palm Vista [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,308,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Beaver Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,496,000
Total Residential Properties | Buildings and Fixtures | Hermitage at Beechtree
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,798,000
Total Residential Properties | Buildings and Fixtures | Waterford Forest
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,518,000
Total Residential Properties | Buildings and Fixtures | 1225 South Church I
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	28,236,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Ayrsley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	13,417,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Beverly Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,462,000
Initial Cost Land	3,161,000
Initial Cost Buildings and Fixtures	24,004,000
Cost Capitalized subsequent to Acquisition	2,515,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Legacy Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,944,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Mallard Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,407,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at South Tryon
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,623,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Timber Crest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,073,000
Total Residential Properties | Buildings and Fixtures | Enclave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	935,000
Total Residential Properties | Buildings and Fixtures | Post Ballantyne [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	998,000
Total Residential Properties | Buildings and Fixtures | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,487,000
Total Residential Properties | Buildings and Fixtures | Post Park at Phillips Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,524,000
Total Residential Properties | Buildings and Fixtures | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	207,000
Total Residential Properties | Buildings and Fixtures | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	665,000
Total Residential Properties | Buildings and Fixtures | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	815,000
Total Residential Properties | Buildings and Fixtures | Post Uptown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	779,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Cornelius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,128,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Patterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,318,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Deerfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,193,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Research Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,951,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Huntersville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,931,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Matthews [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,142,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Matthews Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,917,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Arringdon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,313,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Brier Creek (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,931,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Brier Falls (Raleigh, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,428,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Crabtree Valley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,381,000
Total Residential Properties | Buildings and Fixtures | Hue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,324,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,447,000
Total Residential Properties | Buildings and Fixtures | Preserve At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	24,756,000
Total Residential Properties | Buildings and Fixtures | Providence At Brier Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,684,000
Total Residential Properties | Buildings and Fixtures | Woodwinds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,545,000
Total Residential Properties | Buildings and Fixtures | 535 Brookwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,392,000
Total Residential Properties | Buildings and Fixtures | Park Place
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,114,000
Total Residential Properties | Buildings and Fixtures | Charlotte at MIdtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	485,000
Total Residential Properties | Buildings and Fixtures | Farmington Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,058,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Waters Edge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,408,000
Total Residential Properties | Buildings and Fixtures | Hamilton Pointe
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,637,000
Total Residential Properties | Buildings and Fixtures | Hidden Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,524,000
Total Residential Properties | Buildings and Fixtures | Steeplechase
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,208,000
Total Residential Properties | Buildings and Fixtures | Windridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,049,000
Total Residential Properties | Buildings and Fixtures | Kirby Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	10,379,000
Total Residential Properties | Buildings and Fixtures | Lincoln on the Green
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	15,626,000
Total Residential Properties | Buildings and Fixtures | Park Estate
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,850,000
Total Residential Properties | Buildings and Fixtures | Reserve at Dexter Lake
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	39,943,000
Total Residential Properties | Buildings and Fixtures | Post West Austin [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	772,000
Total Residential Properties | Buildings and Fixtures | Post Park Mesa [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	316,000
Total Residential Properties | Buildings and Fixtures | Paddock Club Murfreesboro
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,313,000
Total Residential Properties | Buildings and Fixtures | Aventura at Indian Lake Village
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,436,000
Total Residential Properties | Buildings and Fixtures | Avondale at Kennesaw
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,314,000
Total Residential Properties | Buildings and Fixtures | Brentwood Downs
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,436,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Bellevue
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,437,000
Total Residential Properties | Buildings and Fixtures | Grand View Nashville
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	7,363,000
Total Residential Properties | Buildings and Fixtures | Monthaven Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,528,000
Total Residential Properties | Buildings and Fixtures | Park at Hermitage
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,876,000
Total Residential Properties | Buildings and Fixtures | Venue at Cool Springs
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	51,315,000
Total Residential Properties | Buildings and Fixtures | Verandas at Sam Ridley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,835,000
Total Residential Properties | Buildings and Fixtures | Balcones Woods
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,967,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Canyon Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,521,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Canyon Pointe
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,860,000
Total Residential Properties | Buildings and Fixtures | Post Abbey [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	61,000
Total Residential Properties | Buildings and Fixtures | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,234,000
Total Residential Properties | Buildings and Fixtures | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	607,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Double Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	628,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Onion Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,471,000
Total Residential Properties | Buildings and Fixtures | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	271,000
Total Residential Properties | Buildings and Fixtures | Post Gallery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	351,000
Total Residential Properties | Buildings and Fixtures | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	356,000
Total Residential Properties | Buildings and Fixtures | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	430,000
Total Residential Properties | Buildings and Fixtures | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	996,000
Total Residential Properties | Buildings and Fixtures | Post Meridian [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	104,000
Total Residential Properties | Buildings and Fixtures | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	254,000
Total Residential Properties | Buildings and Fixtures | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	515,000
Total Residential Properties | Buildings and Fixtures | Post Uptown Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,017,000
Total Residential Properties | Buildings and Fixtures | Post Vineyard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	345,000
Total Residential Properties | Buildings and Fixtures | Post Vintage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	276,000
Total Residential Properties | Buildings and Fixtures | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	440,000
Total Residential Properties | Buildings and Fixtures | Grand Reserve at Sunset Valley
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,466,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Quarry Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,455,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Wells Branch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,355,000
Total Residential Properties | Buildings and Fixtures | Legacy at Western Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	(172,000)
Total Residential Properties | Buildings and Fixtures | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	380,000
Total Residential Properties | Buildings and Fixtures | Post Barton Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	608,000
Total Residential Properties | Buildings and Fixtures | Silverado
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,732,000
Total Residential Properties | Buildings and Fixtures | Stassney Woods
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,181,000
Total Residential Properties | Buildings and Fixtures | Travis Station
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	7,563,000
Total Residential Properties | Buildings and Fixtures | Woods, The
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,148,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Shoal Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,916,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Willow Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,321,000
Total Residential Properties | Buildings and Fixtures | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	706,000
Total Residential Properties | Buildings and Fixtures | Post 510 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	182,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Hebron (Dallas, TX) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,050,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Silverado [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,118,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Silverado Reserve [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,489,000
Total Residential Properties | Buildings and Fixtures | Yale at 6th [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	774,000
Total Residential Properties | Buildings and Fixtures | Grand Cypress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,115,000
Total Residential Properties | Buildings and Fixtures | Courtyards at Campbell
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,664,000
Total Residential Properties | Buildings and Fixtures | Deer Run
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,789,000
Total Residential Properties | Buildings and Fixtures | Grand Courtyard
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,054,000
Total Residential Properties | Buildings and Fixtures | Legends at Lowe's Farm
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,186,000
Total Residential Properties | Buildings and Fixtures | Colonial Reserve at Medical District
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,831,000
Total Residential Properties | Buildings and Fixtures | Watermark
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,735,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Bear Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,426,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Fairview
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	734,000
Total Residential Properties | Buildings and Fixtures | La Valencia At Starwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,505,000
Total Residential Properties | Buildings and Fixtures | Cityscape at Market Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	712,000
Total Residential Properties | Buildings and Fixtures | Colonial Reserve at Frisco Bridges
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,159,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Grapevine
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,665,000
Total Residential Properties | Buildings and Fixtures | Greenwood Forest
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	271,000
Total Residential Properties | Buildings and Fixtures | Legacy Pines
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,625,000
Total Residential Properties | Buildings and Fixtures | Park Place (Houston)
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,126,000
Total Residential Properties | Buildings and Fixtures | Ranchstone
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,437,000
Total Residential Properties | Buildings and Fixtures | Retreat at Vintage Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	704,000
Total Residential Properties | Buildings and Fixtures | Cascade at Fall Creek
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,249,000
Total Residential Properties | Buildings and Fixtures | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,228,000
Total Residential Properties | Buildings and Fixtures | Remington Hills
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	10,259,000
Total Residential Properties | Buildings and Fixtures | Colonial Reserve at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,389,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Valley Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	10,559,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Oakbend
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,400,000
Total Residential Properties | Buildings and Fixtures | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,946,000
Total Residential Properties | Buildings and Fixtures | Colonial Promenade Huntsville [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Randal Lakes II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	36,696,000
Total Residential Properties | Buildings and Fixtures | Post Afton Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,371,000
Total Residential Properties | Buildings and Fixtures | Post South Lamar II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	19,352,000
Total Residential Properties | Buildings and Fixtures | Post Millennium Midtown [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	39,542,000
Total Residential Properties | Buildings and Fixtures | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	23,932,000
Total Residential Properties | Buildings and Fixtures | Venue at Stonebridge Ranch [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	892,000
Total Residential Properties | Buildings and Fixtures | Highwood
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,424,000
Total Residential Properties | Buildings and Fixtures | Cityscape at Market Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	912,000
Total Residential Properties | Buildings and Fixtures | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,093,000
Total Residential Properties | Buildings and Fixtures | Boulder Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,074,000
Total Residential Properties | Buildings and Fixtures | Copper Ridge
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	21,641,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Ashton Oaks
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,875,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Round Rock
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,970,000
Total Residential Properties | Buildings and Fixtures | Cobblestone Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,034,000
Total Residential Properties | Buildings and Fixtures | Station Square at Cosner's Corner II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	238,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Sierra Vista
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,158,000
Total Residential Properties | Buildings and Fixtures | Alamo Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,496,000
Total Residential Properties | Buildings and Fixtures | Haven at Blanco
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,652,000
Total Residential Properties | Buildings and Fixtures | Stone Ranch at Westover Hills
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,487,000
Total Residential Properties | Buildings and Fixtures | Bulverde Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,067,000
Total Residential Properties | Buildings and Fixtures | Cypresswood Court
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,305,000
Total Residential Properties | Buildings and Fixtures | Villages At Kirkwood [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,857,000
Total Residential Properties | Buildings and Fixtures | Green Tree Place
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,435,000
Total Residential Properties | Buildings and Fixtures | Retreat at West Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,206,000
Total Residential Properties | Buildings and Fixtures | Adalay Bay
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,835,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Greenbrier
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,334,000
Total Residential Properties | Buildings and Fixtures | Radius [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,696,000
Total Residential Properties | Buildings and Fixtures | Seasons at Celebrate Virginia
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	39,037,000
Total Residential Properties | Buildings and Fixtures | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	556,000
Total Residential Properties | Buildings and Fixtures | Post Corners at Trinity Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	922,000
Total Residential Properties | Buildings and Fixtures | Post Fallsgrove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	659,000
Total Residential Properties | Buildings and Fixtures | Post Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	366,000
Total Residential Properties | Buildings and Fixtures | Post Pentagon Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,182,000
Total Residential Properties | Buildings and Fixtures | Post Tysons Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	819,000
Total Residential Properties | Buildings and Fixtures | Stonefield Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	539,000
Total Residential Properties | Buildings and Fixtures | Station Square at Cosner's Corner
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	669,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Hampton Glen
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,102,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at West End
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,488,000
Total Residential Properties | Buildings and Fixtures | Township
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	8,077,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Waterford
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,304,000
Total Residential Properties | Buildings and Fixtures | Ashley Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,627,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Chase Gayton
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,902,000
Total Residential Properties | Buildings and Fixtures | Hamptons at Hunton Park
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,573,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Randal Lakes
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	10,643,000
Total Residential Properties | Buildings and Fixtures | Post Lake at Baldwin Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	496,000
Total Residential Properties | Buildings and Fixtures | Post Lakeside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	166,000
Total Residential Properties | Buildings and Fixtures | Post Parkside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	282,000
Total Residential Properties | Buildings and Fixtures | Post Peachtree Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	168,000
Total Residential Properties | Buildings and Fixtures | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,785,000
Total Residential Properties | Buildings and Fixtures | Post Spring [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	974,000
Total Residential Properties | Buildings and Fixtures | Post Stratford [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,071,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Chancellor Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,594,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Bellevue (Phase II)
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	79,000
Total Residential Properties | Buildings and Fixtures | 220 Riverside
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,753,000
Total Residential Properties | Buildings and Fixtures | River's Walk II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	958,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,208,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at University Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	638,000
Total Residential Properties | Buildings and Fixtures | Colonial Reserve at South End (Charlotte, NC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	11,365,000
Total Residential Properties | Buildings and Fixtures | Retreat at West Creek II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	12,082,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Cypress Cove [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,875,000
Total Residential Properties | Buildings and Fixtures | Colonial Village at Hampton Pointe [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	4,148,000
Total Residential Properties | Buildings and Fixtures | Colonial Grand at Commerce Park (Charleston, SC) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,596,000
Total Residential Properties | Villages At Kirkwood [Member] | Lane At Towne Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Development Properties [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	34,900,000
Initial Cost Buildings and Fixtures	45,724,000
Gross Amount, Land	34,900,000
Gross Amount, Buildings and Fixtures	127,855,000
Total	162,755,000
Accumulated Depreciation	(176,000)
Net	162,579,000
Development Properties [Member] | Post Parkside at Wade II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	9,450,000
Initial Cost Buildings and Fixtures	46,316,000
Gross Amount, Land	10,037,000
Gross Amount, Buildings and Fixtures	47,801,000
Total	57,838,000
Accumulated Depreciation	(2,927,000)
Net	54,911,000
Development Properties [Member] | Post River North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	14,500,000
Initial Cost Buildings and Fixtures	28,900,000
Gross Amount, Land	14,500,000
Gross Amount, Buildings and Fixtures	66,695,000
Total	81,195,000
Accumulated Depreciation	(176,000)
Net	81,019,000
Development Properties [Member] | Post Centennial Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	13,650,000
Initial Cost Buildings and Fixtures	10,950,000
Gross Amount, Land	13,650,000
Gross Amount, Buildings and Fixtures	53,706,000
Total	67,356,000
Accumulated Depreciation	0
Net	67,356,000
Development Properties [Member] | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	6,750,000
Initial Cost Buildings and Fixtures	5,874,000
Gross Amount, Land	6,750,000
Gross Amount, Buildings and Fixtures	7,454,000
Total	14,204,000
Accumulated Depreciation	0
Net	14,204,000
Development Properties [Member] | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Development Properties [Member] | Land | Post Parkside at Wade II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	587,000
Development Properties [Member] | Land | Post River North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Development Properties [Member] | Land | Post Centennial Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Development Properties [Member] | Land | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Development Properties [Member] | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	82,131,000
Development Properties [Member] | Buildings and Fixtures | Post Parkside at Wade II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,485,000
Development Properties [Member] | Buildings and Fixtures | Post River North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	37,795,000
Development Properties [Member] | Buildings and Fixtures | Post Centennial Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	42,756,000
Development Properties [Member] | Buildings and Fixtures | The Denton II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,580,000
Los Rios Park [Member] | Los Rios Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost Land	3,273,000
Initial Cost Buildings and Fixtures	28,823,000
Gross Amount, Land	3,273,000
Gross Amount, Buildings and Fixtures	34,916,000
Total	38,189,000
Accumulated Depreciation	(16,711,000)
Net	$ 21,478,000
Date of Construction	Dec. 31, 2000
Grand Reserve at Pinnacle [Member] | Buildings and Fixtures | Colonial Village at Greentree
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 5,178,000
Retail Properties
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost Land	30,482,000
Initial Cost Buildings and Fixtures	165,828,000
Gross Amount, Land	31,399,000
Gross Amount, Buildings and Fixtures	174,963,000
Total	206,362,000
Accumulated Depreciation	(10,674,000)
Net	195,688,000
Retail Properties | Post Harbour Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	386,000
Initial Cost Buildings and Fixtures	4,315,000
Gross Amount, Land	386,000
Gross Amount, Buildings and Fixtures	4,436,000
Total	4,822,000
Accumulated Depreciation	(206,000)
Net	$ 4,616,000
Date of Construction	Dec. 31, 1997
Retail Properties | Post Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	34,000
Initial Cost Buildings and Fixtures	51,000
Gross Amount, Land	34,000
Gross Amount, Buildings and Fixtures	321,000
Total	355,000
Accumulated Depreciation	(22,000)
Net	333,000
Retail Properties | Post Training Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	1,092,000
Initial Cost Buildings and Fixtures	968,000
Gross Amount, Land	1,092,000
Gross Amount, Buildings and Fixtures	971,000
Total	2,063,000
Accumulated Depreciation	(86,000)
Net	1,977,000
Retail Properties | Post Soho Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	268,000
Initial Cost Buildings and Fixtures	4,033,000
Gross Amount, Land	268,000
Gross Amount, Buildings and Fixtures	4,036,000
Total	4,304,000
Accumulated Depreciation	(236,000)
Net	$ 4,068,000
Date of Construction	Dec. 31, 2012
Retail Properties | Post Parkside Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	426,000
Initial Cost Buildings and Fixtures	1,089,000
Gross Amount, Land	426,000
Gross Amount, Buildings and Fixtures	1,092,000
Total	1,518,000
Accumulated Depreciation	(51,000)
Net	$ 1,467,000
Date of Construction	Dec. 31, 1999
Retail Properties | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	319,000
Initial Cost Buildings and Fixtures	1,144,000
Gross Amount, Land	319,000
Gross Amount, Buildings and Fixtures	1,147,000
Total	1,466,000
Accumulated Depreciation	(63,000)
Net	$ 1,403,000
Date of Construction	Dec. 31, 1998
Retail Properties | Post Park Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	25,000
Initial Cost Buildings and Fixtures	137,000
Gross Amount, Land	25,000
Gross Amount, Buildings and Fixtures	140,000
Total	165,000
Accumulated Depreciation	(5,000)
Net	$ 160,000
Date of Construction	Dec. 31, 2007
Retail Properties | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	700,000
Initial Cost Buildings and Fixtures	4,439,000
Gross Amount, Land	700,000
Gross Amount, Buildings and Fixtures	4,460,000
Total	5,160,000
Accumulated Depreciation	(266,000)
Net	$ 4,894,000
Date of Construction	Dec. 31, 2014
Retail Properties | The Denton [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | The Denton [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	318,000
Initial Cost Buildings and Fixtures	1,430,000
Gross Amount, Land	318,000
Gross Amount, Buildings and Fixtures	1,433,000
Total	1,751,000
Accumulated Depreciation	(87,000)
Net	$ 1,664,000
Date of Construction	Dec. 31, 2000
Retail Properties | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	317,000
Initial Cost Buildings and Fixtures	4,552,000
Gross Amount, Land	317,000
Gross Amount, Buildings and Fixtures	4,615,000
Total	4,932,000
Accumulated Depreciation	(270,000)
Net	$ 4,662,000
Date of Construction	Dec. 31, 2011
Retail Properties | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	742,000
Initial Cost Buildings and Fixtures	11,924,000
Gross Amount, Land	742,000
Gross Amount, Buildings and Fixtures	12,148,000
Total	12,890,000
Accumulated Depreciation	(578,000)
Net	$ 12,312,000
Date of Construction	Dec. 31, 1999
Retail Properties | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	470,000
Initial Cost Buildings and Fixtures	1,289,000
Gross Amount, Land	470,000
Gross Amount, Buildings and Fixtures	1,409,000
Total	1,879,000
Accumulated Depreciation	(75,000)
Net	$ 1,804,000
Date of Construction	Dec. 31, 2009
Retail Properties | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	448,000
Initial Cost Buildings and Fixtures	21,386,000
Gross Amount, Land	448,000
Gross Amount, Buildings and Fixtures	21,963,000
Total	22,411,000
Accumulated Depreciation	(1,271,000)
Net	21,140,000
Retail Properties | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	347,000
Initial Cost Buildings and Fixtures	716,000
Gross Amount, Land	347,000
Gross Amount, Buildings and Fixtures	733,000
Total	1,080,000
Accumulated Depreciation	(42,000)
Net	$ 1,038,000
Date of Construction	Dec. 31, 1998
Retail Properties | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	682,000
Initial Cost Buildings and Fixtures	10,645,000
Gross Amount, Land	682,000
Gross Amount, Buildings and Fixtures	10,660,000
Total	11,342,000
Accumulated Depreciation	(507,000)
Net	$ 10,835,000
Date of Construction	Dec. 31, 2008
Retail Properties | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,066,000
Initial Cost Buildings and Fixtures	3,314,000
Gross Amount, Land	1,066,000
Gross Amount, Buildings and Fixtures	3,316,000
Total	4,382,000
Accumulated Depreciation	(174,000)
Net	$ 4,208,000
Date of Construction	Dec. 31, 1997
Retail Properties | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	465,000
Initial Cost Buildings and Fixtures	4,883,000
Gross Amount, Land	465,000
Gross Amount, Buildings and Fixtures	4,888,000
Total	5,353,000
Accumulated Depreciation	(206,000)
Net	$ 5,147,000
Date of Construction	Dec. 31, 2010
Retail Properties | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	150,000
Initial Cost Buildings and Fixtures	3,334,000
Gross Amount, Land	150,000
Gross Amount, Buildings and Fixtures	3,344,000
Total	3,494,000
Accumulated Depreciation	(152,000)
Net	$ 3,342,000
Date of Construction	Dec. 31, 2000
Retail Properties | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	779,000
Initial Cost Buildings and Fixtures	6,593,000
Gross Amount, Land	779,000
Gross Amount, Buildings and Fixtures	6,811,000
Total	7,590,000
Accumulated Depreciation	(340,000)
Net	$ 7,250,000
Date of Construction	Dec. 31, 2009
Retail Properties | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,581,000
Initial Cost Buildings and Fixtures	5,982,000
Gross Amount, Land	1,581,000
Gross Amount, Buildings and Fixtures	6,024,000
Total	7,605,000
Accumulated Depreciation	(314,000)
Net	$ 7,291,000
Date of Construction	Dec. 31, 1996
Retail Properties | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	108,000
Initial Cost Buildings and Fixtures	495,000
Gross Amount, Land	108,000
Gross Amount, Buildings and Fixtures	513,000
Total	621,000
Accumulated Depreciation	(19,000)
Net	602,000
Retail Properties | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	421,000
Initial Cost Buildings and Fixtures	3,072,000
Gross Amount, Land	421,000
Gross Amount, Buildings and Fixtures	3,085,000
Total	3,506,000
Accumulated Depreciation	(157,000)
Net	$ 3,349,000
Date of Construction	Dec. 31, 2011
Retail Properties | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,327,000
Initial Cost Buildings and Fixtures	16,005,000
Gross Amount, Land	1,327,000
Gross Amount, Buildings and Fixtures	16,048,000
Total	17,375,000
Accumulated Depreciation	(702,000)
Net	16,673,000
Retail Properties | Rise Condo Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	0
Initial Cost Buildings and Fixtures	2,280,000
Gross Amount, Land	0
Gross Amount, Buildings and Fixtures	2,283,000
Total	2,283,000
Accumulated Depreciation	(115,000)
Net	2,168,000
Retail Properties | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	46,000
Initial Cost Buildings and Fixtures	186,000
Gross Amount, Land	46,000
Gross Amount, Buildings and Fixtures	312,000
Total	358,000
Accumulated Depreciation	(76,000)
Net	$ 282,000
Date of Construction	Dec. 31, 2007
Retail Properties | Bella Casita at Las Colinas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | Bella Casita at Las Colinas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	253,000
Initial Cost Buildings and Fixtures	1,310,000
Gross Amount, Land	253,000
Gross Amount, Buildings and Fixtures	3,243,000
Total	3,496,000
Accumulated Depreciation	(480,000)
Net	$ 3,016,000
Date of Construction	Dec. 31, 2009
Retail Properties | Times Square at Craig Ranch | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | Times Square at Craig Ranch | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Colonial Promenade Nord du Lac (Covington, LA) [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | Colonial Promenade Nord du Lac (Covington, LA) [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,048,000
Initial Cost Buildings and Fixtures	7,930,000
Gross Amount, Land	1,048,000
Gross Amount, Buildings and Fixtures	7,935,000
Total	8,983,000
Accumulated Depreciation	(354,000)
Net	8,629,000
Retail Properties | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	2,500,000
Initial Cost Buildings and Fixtures	8,446,000
Gross Amount, Land	3,408,000
Gross Amount, Buildings and Fixtures	9,491,000
Total	12,899,000
Accumulated Depreciation	(1,044,000)
Net	$ 11,855,000
Date of Construction	Dec. 31, 2012
Retail Properties | Highlands of West Village [Member] | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | Highlands of West Village [Member] | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Allure at Buckhead
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	867,000
Initial Cost Buildings and Fixtures	3,465,000
Gross Amount, Land	867,000
Gross Amount, Buildings and Fixtures	3,519,000
Total	4,386,000
Accumulated Depreciation	(663,000)
Net	$ 3,723,000
Date of Construction	Dec. 31, 2012
Retail Properties | Allure at Buckhead | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | Allure at Buckhead | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | 1225 South Church
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	43,000
Initial Cost Buildings and Fixtures	199,000
Gross Amount, Land	52,000
Gross Amount, Buildings and Fixtures	444,000
Total	496,000
Accumulated Depreciation	(104,000)
Net	$ 392,000
Date of Construction	Dec. 31, 2010
Retail Properties | 1225 South Church | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Retail Properties | 1225 South Church | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Retail Properties | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	889,000
Initial Cost Buildings and Fixtures	2,340,000
Gross Amount, Land	889,000
Gross Amount, Buildings and Fixtures	2,369,000
Total	3,258,000
Accumulated Depreciation	(171,000)
Net	$ 3,087,000
Date of Construction	Dec. 31, 1996
Retail Properties | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 917,000
Retail Properties | Land | Post Harbour Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Training Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Soho Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Parkside Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Park Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Rise Condo Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	908,000
Retail Properties | Land | Allure at Buckhead
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Land | 1225 South Church
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	9,000
Retail Properties | Land | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Retail Properties | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	9,135,000
Retail Properties | Buildings and Fixtures | Post Harbour Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	121,000
Retail Properties | Buildings and Fixtures | Post Rocky Point [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	270,000
Retail Properties | Buildings and Fixtures | Post Training Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Post Soho Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Post Parkside Atlanta [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Post Park Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | The Denton [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	21,000
Retail Properties | Buildings and Fixtures | Post Gateway Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Post Parkside at Wade [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	63,000
Retail Properties | Buildings and Fixtures | Post Parkside Orlando [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	224,000
Retail Properties | Buildings and Fixtures | Post South End [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	120,000
Retail Properties | Buildings and Fixtures | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	577,000
Retail Properties | Buildings and Fixtures | Post Cole's Corner [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	17,000
Retail Properties | Buildings and Fixtures | Post Eastside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	15,000
Retail Properties | Buildings and Fixtures | Post Heights [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	2,000
Retail Properties | Buildings and Fixtures | Post Katy Trail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,000
Retail Properties | Buildings and Fixtures | Post Legacy [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	10,000
Retail Properties | Buildings and Fixtures | Post Sierra at Frisco Bridges [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	218,000
Retail Properties | Buildings and Fixtures | Post Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	42,000
Retail Properties | Buildings and Fixtures | Post Worthington [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	18,000
Retail Properties | Buildings and Fixtures | Post South Lamar [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	13,000
Retail Properties | Buildings and Fixtures | Post Midtown Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	43,000
Retail Properties | Buildings and Fixtures | Rise Condo Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,000
Retail Properties | Buildings and Fixtures | Bella Casita at Las Colinas
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	126,000
Retail Properties | Buildings and Fixtures | Times Square at Craig Ranch
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,933,000
Retail Properties | Buildings and Fixtures | Post Carlyle Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	5,000
Retail Properties | Buildings and Fixtures | Highlands of West Village [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,045,000
Retail Properties | Buildings and Fixtures | Allure at Buckhead
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	54,000
Retail Properties | Buildings and Fixtures | 1225 South Church
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	245,000
Retail Properties | Buildings and Fixtures | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 29,000
Other Property [Member] | Post Training Facility [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1999
Other Property [Member] | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,290,000
Initial Cost Buildings and Fixtures	1,488,000
Gross Amount, Land	1,290,000
Gross Amount, Buildings and Fixtures	1,563,000
Total	2,853,000
Accumulated Depreciation	(55,000)
Net	$ 2,798,000
Date of Construction	Dec. 31, 1998
Other Property [Member] | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial Cost Land	1,395,000
Initial Cost Buildings and Fixtures	4,280,000
Gross Amount, Land	1,395,000
Gross Amount, Buildings and Fixtures	4,564,000
Total	5,959,000
Accumulated Depreciation	(326,000)
Net	5,633,000
Other Property [Member] | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	9,680,000
Initial Cost Buildings and Fixtures	22,108,000
Gross Amount, Land	9,680,000
Gross Amount, Buildings and Fixtures	25,647,000
Total	35,327,000
Accumulated Depreciation	(1,457,000)
Net	$ 33,870,000
Date of Construction	Dec. 31, 1996
Other Property [Member] | Land | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 0
Other Property [Member] | Land | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Other Property [Member] | Land | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Other Property [Member] | Buildings and Fixtures | Post Uptown Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	75,000
Other Property [Member] | Buildings and Fixtures | Post Addison Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	284,000
Other Property [Member] | Buildings and Fixtures | Post Riverside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	3,539,000
Total Properties
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	757,579,000
Initial Cost Land	1,830,355,000
Initial Cost Buildings and Fixtures	10,017,389,000
Gross Amount, Land	1,836,417,000
Gross Amount, Buildings and Fixtures	11,366,954,000
Total	13,203,371,000
Accumulated Depreciation	(2,055,655,000)
Net	11,147,716,000
Total Properties | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	6,062,000
Total Properties | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	1,349,565,000
Land Held for Future Developments
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	57,285,000
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	57,285,000
Gross Amount, Buildings and Fixtures	0
Total	57,285,000
Accumulated Depreciation	0
Net	57,285,000
Land Held for Future Developments | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Land Held for Future Developments | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	0
Total Other
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost Land	57,285,000
Initial Cost Buildings and Fixtures	0
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized subsequent to Acquisition	31,383,000
Gross Amount, Land	57,285,000
Gross Amount, Buildings and Fixtures	31,383,000
Total	88,668,000
Accumulated Depreciation	(19,416,000)
Net	69,252,000
Corporate Real Estate Owned
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost Land	0
Initial Cost Buildings and Fixtures	0
Gross Amount, Land	0
Gross Amount, Buildings and Fixtures	31,383,000
Total	31,383,000
Accumulated Depreciation	(19,416,000)
Net	$ 11,967,000
Corporate Real Estate Owned | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	40 years
Corporate Real Estate Owned | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life used to compute depreciation in latest income statement	1 year
Corporate Real Estate Owned | Land
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 0
Corporate Real Estate Owned | Buildings and Fixtures
Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized subsequent to Acquisition	$ 31,383,000
Phase I | Total Residential Properties | Colonial Village at Trussville
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1996
Phase I | Total Residential Properties | Westside Creek I & II
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1984
Phase I | Total Residential Properties | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1988
Phase I | Total Residential Properties | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2013
Phase I | Total Residential Properties | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1998
Phase I | Total Residential Properties | Colonial Grand at Autumn Park
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2001
Phase I | Total Residential Properties | Colonial Village at Grapevine
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1985
Phase II | Total Residential Properties | Colonial Village at Trussville
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1997
Phase II | Total Residential Properties | Westside Creek I & II
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1986
Phase II | Total Residential Properties | Paddock Club Lakeland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1990
Phase II | Total Residential Properties | Residences at Burlington Creek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2014
Phase II | Total Residential Properties | Colonial Village at Greystone [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2000
Phase II | Total Residential Properties | Colonial Grand at Autumn Park
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2004
Phase II | Total Residential Properties | Colonial Grand at Trinity Commons [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2002
Phase II | Total Residential Properties | Glen Eagles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 2000
Phase II | Total Residential Properties | Colonial Village at Grapevine
Real Estate and Accumulated Depreciation [Line Items]
Date of Construction	Dec. 31, 1986